                              As filed with the Securities and Exchange Commission on February 25, 2003.
                                                                                                       Registration No. 333-102519
===================================================================================================================================

                                               U.S. SECURITIES AND EXCHANGE COMMISSION
                                                        Washington, D.C. 20549

                                                              FORM N-14
                                       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               [X] Pre-Effective Amendment No._1_ [ ] Post-Effective Amendment No.____

                                                   (Check appropriate box or boxes)

                           --------------------------------------------------------------------------------
                                                         LB SERIES FUND, INC.
                                          (Exact name of Registrant as Specified in Charter)

                                                       625 Fourth Avenue South
                                                     Minneapolis, Minnesota 55415
                                               (Address of Principal Executive Offices)

                                                             612-340-7005
                                                   (Registrant's Telephone Number)

                                                            John C. Bjork
                                                       625 Fourth Avenue South
                                                     Minneapolis, Minnesota 55415
                                               (Name and Address of Agent for Service)

                                            Approximate Date of Proposed Public Offering:
                           As soon as possible following the effective date of this Registration Statement.

                           --------------------------------------------------------------------------------

                                                Title of Securities Being Registered:
                                                    Shares of Beneficial Interest

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

===================================================================================================================================

                                                    AAL AGGRESSIVE GROWTH PORTFOLIO
                                                     AAL EQUITY INCOME PORTFOLIO
                                                       AAL MONEY MARKET PORTFOLIO

                                                              Series of

                                                AAL VARIABLE PRODUCT SERIES FUND, INC.

4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Dear Shareholder:

           The Board of Directors (the "Board") of AAL Variable Product Series Fund, Inc. is pleased to submit for your vote proposals affecting shareholders of each of the AAL Aggressive Growth Portfolio, AAL Equity Income Portfolio and AAL Money Market
Portfolio (each an "AAL Portfolio" and collectively the "AAL Portfolios").  Under the proposal, each AAL Portfolio would be reorganized into a comparable existing portfolio in LB Series Fund, Inc. (each an "LB Portfolio" and collectively the "LB
Portfolios").  In these reorganizations, shares of each of the AAL Portfolios would be converted into shares of the comparable LB
Portfolio having an equal dollar value to the shares of the AAL Portfolio.

           As you know, Lutheran Brotherhood and Aid Association for Lutherans merged on January 1, 2002.  Since that time, in an effort to gain efficiencies and capitalize on synergies presented by the combined organization, we have made substantial progress in consolidating all of the separate operations, and we have changed our name to Thrivent Financial for Lutherans ("Thrivent
Financial").  As a first step to achieving similar efficiencies with respect to AAL Variable Product Series Fund, Inc. and LB Series
Fund, Inc., we are proposing to consolidate the variable product portfolios that are substantially similar.   The Board believes
that the proposed reorganizations are in the best interests of each affected AAL Portfolio and its shareholders and unanimously recommends that you vote for approval.

           The Board considered various factors in reviewing the proposed reorganizations on behalf of the shareholders of the AAL
Portfolios, including, but not limited to, the following:

           -         Each AAL Portfolio has investment objectives and investment policies that are substantially similar to those of the corresponding LB Portfolio.  Each AAL Portfolio is managed in a substantially similar manner and by the same investment adviser and same portfolio manager as the corresponding LB Portfolio.

           -         Each reorganization will result in a larger portfolio that can use its increased asset size to achieve greater portfolio diversification, engage in block trading and other investment transactions on potentially more advantageous terms than two separate, smaller portfolios, and spread relatively fixed costs over a larger asset base.

           -         Thrivent Financial - not the portfolios - will bear the customary expenses associated with each reorganization.

           -         The Board considered that the LB Portfolios are larger than the corresponding AAL Portfolios and the expense ratios of the LB Portfolios (without fee waivers) are lower than the expense ratios of the corresponding AAL
                     Portfolios (without fee waivers).  The Board also noted that the projected expense ratios for the merged
                     Portfolios will be within industry norms, and believes they are reasonable for the nature and high quality of the services enjoyed by the LB Portfolios.

      YOUR VOTE IS IMPORTANT!  Please read the enclosed materials for detailed information about the proposal.  Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

1.    Internet - https://vote.proxy-direct.com.   Enter the control number on the enclosed voting instruction form.

2.    Telephone - 1-866-241-6194.  Enter the control number on the enclosed voting instruction form.   If this feature is used, you
      are giving authorization for another person to execute your proxy and there is no need to mail the voting instruction form.

3.    By mail - Date and sign the enclosed voting instruction form and return it in the enclosed postage-paid envelope.

      PLEASE TAKE A FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND VOTE YOUR SHARES TODAY!

      Thank you for your time in considering this important proposal.  We believe the reorganizations will result in stronger portfolios.  Thank you for investing with us and for your continued support.

                                                                        Sincerely,

                                                                        /s/ Pamela J. Moret
                                                                        --------------------------------------
                                                                        Pamela J. Moret
                                                                        President

                                                         Questions & Answers
                                      For Shareholders of AAL Variable Product Series Fund, Inc.

           The following questions and answers provide an overview of the proposal to reorganize each AAL Portfolio into a corresponding LB Portfolio.  We also encourage you to read the full text of the combined proxy statement and prospectus that follows this Q & A.

Q.    WHAT CHANGES ARE BEING PROPOSED?

A.    The proposal is to merge each of three AAL Portfolios with a substantially similar and larger LB Portfolio.  In these consolidations, the shares of each AAL Portfolio that fund benefits under your variable contract or retirement plan automatically would be exchanged for an equal dollar value of shares of the corresponding LB Portfolio.  Accordingly, these consolidations would affect only the investments underlying your variable contracts or retirement plan interest, and would not otherwise affect your variable contracts or your retirement plan interest, as the case may be.

Specifically, the proposed reorganizations  would work as follows:

AAL Portfolio Shares Exchanged           For Shares of LB Portfolio          Shareholders Entitled to Vote
------------------------------           --------------------------          -----------------------------
AAL Aggressive Growth Portfolio          Growth Portfolio                    Thrivent Financial for Lutherans - AAL Variable
                                                                             Annuity Account I
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN 55415

                                                                             Thrivent Financial for Lutherans - AAL Variable
                                                                             Annuity Account II
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN 55415

                                                                             Thrivent Financial for Lutherans - Thrivent
                                                                             Variable Annuity Account I
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN 55415

                                                                             Thrivent Financial for Lutherans - Thrivent
                                                                             Variable Life Account I
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN 55415

                                                                             Thrivent Financial for Lutherans
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN  55415

AAL Equity Income Portfolio              Value Portfolio                     Thrivent Financial for Lutherans - AAL Variable
                                                                             Annuity Account I
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN 55415

                                                                             Thrivent Financial for Lutherans - AAL Variable
                                                                             Annuity Account II
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN 55415

                                                                             Thrivent Financial for Lutherans - Thrivent
                                                                             Variable Annuity Account I
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN 55415

                                                                             Thrivent Financial for Lutherans - Thrivent
                                                                             Variable Life Account I
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN 55415

                                                                             Thrivent Financial for Lutherans 401(k) Plan
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN 55415

                                                                             Thrivent Financial for Lutherans
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN  55415

AAL Money Market Portfolio               Money Market Portfolio              Thrivent Financial for Lutherans - AAL Variable
                                                                             Annuity Account I
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN 55415

                                                                             Thrivent Financial for Lutherans - AAL Variable
                                                                             Annuity Account II
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN 55415

                                                                             Thrivent Financial for Lutherans - Thrivent
                                                                             Variable Annuity Account I
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN 55415

                                                                             Thrivent Financial for Lutherans - Thrivent
                                                                             Variable Life Account I
                                                                             625 Fourth Avenue South
                                                                             Minneapolis, MN 55415

                                                                             AAL Variable Product Series Fund, Inc.
                                                                             4321 North Ballard Road
                                                                             Appleton, WI 54919

Q:    WHY ARE THE REORGANIZATIONS BEING PROPOSED?

A:    The Board of Directors of AAL Variable Product Series Fund, Inc. has determined that the reorganization of each of the AAL
      Portfolios into a corresponding LB Portfolio is in the best interests of each of the AAL Portfolios.  Among the benefits considered by the Board were:

           -    Elimination of duplicative portfolios with substantially similar investment objectives and investment policies and the same investment adviser and portfolio manager.

           -    The potential for benefiting from economies of scale with a larger asset base.

Q:    WHEN WILL THE REORGANIZATIONS BECOME EFFECTIVE?

A:    A Special Meeting of Shareholders of each of the AAL Portfolios to separately consider the reorganizations is scheduled to occur on April 9, 2003.  Subject to approval by shareholders of the relevant AAL Portfolio, the reorganization affecting that
      AAL Portfolio likely will be effective on or about April 25, 2003.

Q:    CAN I MAKE ADDITIONAL INVESTMENTS IN THE INVESTMENT OPTIONS THAT CORRESPOND TO THE AAL PORTFOLIOS BEFORE THE REORGANIZATIONS?

A:    Yes. You can continue to make investments in any of the AAL Portfolios until the effective date of the reorganizations.

Q:    IS THERE ANYTHING I NEED TO DO TO EXCHANGE MY SHARES?

A:    No. Subject to shareholder approval, upon effectiveness of each reorganization, the shares of the AAL Portfolio which fund benefits under your variable contract or retirement plan automatically will be exchanged for an equal dollar value of shares of the corresponding LB Portfolio.  Your variable contract or retirement plan participation will not otherwise be affected by the reorganizations.

Q:    HOW CAN I VOTE?

A:    o  Internet - https://vote.proxy-direct.com.   Enter the control number on the enclosed voting instruction card.

      o  Telephone - 1-866-241-6194.  Enter the control number on the enclosed voting instruction card. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the voting instruction form.

      o  By mail - Date and sign the enclosed voting instruction card and return it in the enclosed postage-paid envelope.

Q:    WILL I INCUR TAXES AS A RESULT OF THIS REORGANIZATION?

A:    Each reorganization is expected to be a tax-free event.  Generally, neither shareholders (the entities listed in the table presented in the answer to the first question above), contract owners nor retirement plan participants will incur capital gains or losses on the exchange of AAL Portfolio shares for LB Portfolio shares as a result of this reorganization.
      Furthermore, the cost basis on each investment will remain the same.  If you choose to redeem your shares or make a total or partial surrender of your contract, you may be subject to taxes and other charges under your contract.

Q:    HOW CAN I GET MORE INFORMATION ABOUT THE FUNDS?

A:    A copy of the prospectus for the LB Portfolios accompanies this proxy statement and prospectus as Appendix B.  Management's
      Discussion of Fund Performance and the Financial Highlights with respect to the LB Portfolios from the most recent
      Annual Report to Shareholders of LB Series Fund, Inc. is attached as Appendix C.   If you would like a copy of the prospectus
      or the Statement of Additional Information for the AAL Portfolios, please write to AAL Variable Products Series Fund, Inc.,
      4321 North Ballard Road, Appleton, Wisconsin 54919-0001 or call 1-800-847-4836.  If you would like a copy of the Statement of
      Additional Information for the LB Portfolios or this  proxy statement and prospectus, please write to LB Series Fund, Inc.,
      625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

Q:    WHEN SHOULD I VOTE?

A:    Please vote as soon as possible by mail, telephone or the Internet.

Q:    WHO IS PAYING THE COST OF THE SHAREHOLDER MEETING AND OF THIS PROXY SOLICITATION?

A:    Thrivent Financial will pay the customary expenses associated with the reorganizations.

                                                   AAL AGGRESSIVE GROWTH PORTFOLIO
                                                     AAL EQUITY INCOME PORTFOLIO
                                                       AAL MONEY MARKET PORTFOLIO

                                                              Series of

                                                AAL VARIABLE PRODUCT SERIES FUND, INC.
                                                       4321 North Ballard Road
                                                    Appleton, Wisconsin 54919-0001

                                             NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                                                     To be held On April 9, 2003
                                                  ___________________________________

A Special Meeting of Shareholders (the "Special Meeting") of each of the AAL Aggressive Growth Portfolio, AAL Equity Income
Portfolio and AAL Money Market Portfolio (each an "AAL Portfolio" and collectively the "AAL Portfolios"), each of which is a separate series of AAL Variable Product Series Fund, Inc. (the "AAL Series Fund"), will be held at the Thrivent Financial for
Lutherans building, 625 Fourth Avenue South, Minneapolis, Minnesota on April 9, 2003, at 8:30 a.m. local time for the following purposes:

1.   For shareholders of each AAL Portfolio separately to approve a proposed Agreement and Plan of Reorganization between AAL
     Variable Produce Series Fund, Inc. and LB Series Fund, Inc. whereby (a) all of the assets of each of the AAL Portfolios will be transferred to a comparable series of the LB Series Fund (each an "LB Portfolio" and collectively the "LB
     Portfolios") in exchange for the LB Portfolio's shares of equal dollar value; (b) the stated accrued and unpaid liabilities of the AAL Portfolios will be assumed by the comparable LB Portfolio; (c) each AAL Portfolio will distribute pro rata to its shareholders, in complete liquidation, the shares of the corresponding LB Portfolio received in exchange for its net assets; and (d) each AAL Portfolio will cease to exist.

2.   To consider and act upon any matter incidental to the foregoing and to transact such other business as may properly come before the Special Meeting and all adjournments.

The Board of Directors of the AAL Series Fund has fixed the close of business on February 14, 2003 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting and all adjournments.

                                                              By Order of the Board of Directors,
                                                              Brett L. Agnew, Secretary

Appleton, Wisconsin
______, 2003

-----------------------------------------------------------------------------------------------------------------------------------
                                                                YOUR VOTE IS IMPORTANT

   You can help Thrivent Financial for Lutherans, the adviser to the AAL Portfolios and the LB Portfolios,  avoid the necessity and expense of sending follow-up letters by promptly returning the enclosed voting instructions.  If you are unable to be present in person, please mark, date, sign and return the  enclosed  voting  instructions.  The  enclosed  envelope  requires  no  postage if mailed in the United  States.  You also may vote by telephone (1-866-241-6194) or the Internet (https://vote.proxy-direct.com) by entering the control number on the enclosed voting instruction card.

-----------------------------------------------------------------------------------------------------------------------------------

                                                    PROXY STATEMENT AND PROSPECTUS

                                                            MARCH __, 2003

                                                AAL VARIABLE PRODUCT SERIES FUND, INC.
                                                       4321 North Ballard Road
                                                    Appleton, Wisconsin 54919-0001
                                                            1-800-847-4836

                                                         LB SERIES FUND, INC.
                                                       625 Fourth Avenue South
                                                     Minneapolis, Minnesota 55415
                                                            1-800-847-4836

This combined proxy statement and prospectus  describes  proposed Agreements and Plans of Reorganization (each an "Agreement" and collectively the "Agreements") between AAL Variable Product Series Fund, Inc. (the "AAL Series Fund") and LB Series Fund, Inc. (the
"LB Series Fund") whereby shares of each of the AAL Aggressive Growth Portfolio, AAL Equity Income Portfolio and AAL Money Market
Portfolio (each an "AAL Portfolio" and collectively the "AAL Portfolios"), each a series of the AAL Series Fund, will be exchanged, respectively, for shares of the following comparable series of the LB Series Fund:  Growth Portfolio, Value Portfolio and Money
Market Portfolio (each an "LB Portfolio" and collectively the "LB Portfolios").

Both the AAL Series Fund and the LB Series Fund are open-end investment companies, commonly called mutual funds.   Both the AAL
Series Fund and the LB Series Fund issue and sell their shares to (1) separate accounts of Thrivent Financial for Lutherans
("Thrivent Financial") and Lutheran Brotherhood Variable Insurance Products Company  ("LBVIP"), which are used to fund benefits of variable life insurance and variable annuity contracts (the "variable contracts") issued by Thrivent Financial and LBVIP, and (2)
retirement plans sponsored by Thrivent Financial.

Each Agreement provides that (a) all of the assets of the AAL Portfolio will be transferred to a comparable LB Portfolio in exchange for shares of the LB Portfolio having a value equal to the value of the assets so transferred, less liabilities assumed by the LB
Portfolio; (b) the stated accrued and unpaid liabilities of the AAL Portfolio will be assumed by the comparable LB Portfolio; and
(c) shares of the comparable LB Portfolio will be distributed pro rata to the shareholders of the AAL Portfolio in complete liquidation of the AAL Portfolio.  If the Agreement is approved, the shares of the AAL Portfolio that fund benefits under your variable contract or retirement plan automatically will be exchanged for an equal dollar value of shares of a corresponding LB
Portfolio with substantially identical similar objectives and investment policies.

You should retain this proxy statement and prospectus for future reference.  It sets forth concisely the information that you should know before voting.  It is the proxy statement for the Special Meeting of Shareholders of each of the AAL Portfolios to be held at the Thrivent Financial for Lutherans building, 625 Fourth Avenue South, Minneapolis, Minnesota on April 9, 2003, at 8:30 a.m. local time.  It is also the prospectus that describes the shares of the LB Portfolios.

The following documents contain additional information about the AAL Portfolios and are incorporated into this proxy statement and prospectus by reference.  You may obtain copies of the documents without charge by writing or calling the AAL Series Fund at the address or phone number above.

          o  The prospectus relating to the AAL Series Fund dated April 30, 2002, as supplemented and previously sent to shareholders.
          o  The Statement of Additional Information relating to the AAL Series Fund dated April 30, 2002, as supplemented.
          o  The Annual  Report for the AAL Series Fund dated December 31, 2002, which previously was sent to shareholders.

The following documents contain additional information about the LB Portfolios and are incorporated into this proxy statement and prospectus by reference.

          o   The prospectus relating to the LB Portfolios of LB Series Fund dated April 30, 2002, as  supplemented, accompanies this proxy statement and prospectus as Appendix B.
          o   The Management's Discussion of Fund Performance and the Financial Highlights with respect to the LB Portfolios from the most recent Annual Report to Shareholders of LB Series Fund, Inc. accompanies this proxy statement and prospectus as Appendix C.
          o   The Statement of Additional Information relating to this proxy statement and prospectus dated March __, 2003.
          o   The Statement of Additional Information relating to the LB Series Fund dated April 30, 2002, as supplemented.

You may obtain copies of the above documents, as well as a copy of the latest Annual Report for the LB Series Fund, without charge, by writing or calling the LB Series Fund at the address or phone number above.

Each of these documents relating to the AAL Portfolios and the LB Portfolios have been filed with the Securities and Exchange
Commission (the "SEC"), and you may obtain copies by accessing the SEC's Web site at http://www.sec.gov.

This proxy statement and prospectus was first mailed to shareholders on or about March 6, 2003.

The shares offered by this proxy statement and prospectus are not deposits or obligations of any bank or financial institution and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Investment in these shares involves investment risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this proxy statement and prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

                                                          TABLE OF CONTENTS

                                                                                PAGE

SUMMARY.........................................................................
           About the Reorganizations............................................
           Comparative Expense Tables...........................................
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL
           RISKS OF THE AAL PORTFOLIOS AND LB PORTFOLIOS........................
           AAL Aggressive Growth Portfolio / Growth Portfolio...................
           AAL Equity Income Portfolio / Value Portfolio........................
           AAL Money Market Portfolio /  Money Market Portfolio.................
COMPARISON OF OPERATIONS........................................................
           Investment Adviser...................................................
           Portfolio Managers...................................................
           The Separate Accounts and Retirement Plans...........................
           Tax Consequences.....................................................
INFORMATION ABOUT THE REORGANIZATIONS...........................................
           Considerations by the Board of Directors of the AAL Portfolios.......
           Description of the Agreements and Plans of Reorganization............
           Description of LB Portfolio Shares...................................
           Federal Income Tax Consequences......................................
CAPITALIZATION..................................................................
ADDITIONAL INFORMATION ABOUT THE AAL PORTFOLIOS AND THE
           LB PORTFOLIOS........................................................
VOTING INFORMATION..............................................................
           Outstanding Shares and Voting Requirements...........................
           Other Matters........................................................
           Board Recommendation.................................................
FORM OF AGREEMENT AND PLAN OF REORGANIZATION -- APPENDIX A......................A-1
LB SERIES FUND PROSPECTUS -- APPENDIX B.........................................B-1
LB PORTFOLIO MANAGEMENT'S DISCUSSION/FINANCIAL
       HIGHLIGHTS -- APPENDIX C.................................................C-1

                                                                  i

                                                              SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this proxy statement and prospectus (including documents incorporated by reference) and each of the Agreements, a form of which is attached to this proxy statement and prospectus as Appendix A.

                                                      About the Reorganizations

The Board of Directors of the AAL Series Fund recommends that shareholders of each AAL Portfolio approve the Agreements. Under each
Agreement, the LB Portfolio would acquire all of the assets and outstanding liabilities of the corresponding AAL Portfolio in exchange for the LB Portfolio's shares, which would be distributed pro rata by the AAL Portfolio to its shareholders in complete liquidation and dissolution of the AAL Portfolio (each, a "Reorganization").  As a result of the Reorganizations, each shareholder of an AAL Portfolio will become the owner of an LB Portfolio's shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the AAL Portfolio on the date of the Reorganizations.  The Reorganizations will affect only the underlying investments in the AAL Portfolios that you selected with respect to your variable contracts or retirement plan interest.  They will not have any other effect on your variable contracts or retirement plan interest, as the case may be.

The following table shows the LB Portfolio into which each AAL Portfolio will be reorganized if the Reorganizations are approved.
The table is arranged alphabetically according to the name of the AAL Portfolio.

AAL Portfolio                                     Corresponding LB Portfolio
-------------                                     --------------------------
AAL Aggressive Growth Portfolio                   Growth Portfolio
AAL Equity Income Portfolio                       Value Portfolio
AAL Money Market Portfolio                        Money Market Portfolio

                                                      Comparative Expense Tables

Shares of the AAL Portfolios and the LB Portfolios are sold without a sales charge, so there are no direct shareholder fees.
However, like all mutual funds, the AAL Portfolios and the LB Portfolios incur certain expenses in their operations, including management fees and other expenses.  These are indirect expenses.

The following tables compare the operating expenses as of December 31, 2002 for each AAL Portfolio and its corresponding LB
Portfolio, and show the estimated expenses for the corresponding LB Portfolio on a pro forma basis as of that date after giving effect to the Reorganizations.  The actual expenses are derived from the audited financial statements of the respective AAL
Portfolios and LB Portfolios for the year ended December 31, 2002.   The tables do not reflect the fees and expenses associated with
the variable contracts for which the AAL Portfolios and the LB Portfolios serve as the underlying investment vehicles.   Thrivent
Financial will bear all costs associated with the  Reorganizations.

                                          AAL Aggressive Growth Portfolio / Growth Portfolio

                                                                              Actual Expenses                   Pro Forma Expenses
                                                                             as of 12/31/2002                    as of 12/31/2002
                                                                             ----------------                   ------------------

                                                              AAL Aggressive Growth
                                                                    Portfolio            Growth Portfolio        Growth Portfolio
Annual Portfolio Operating Expenses (Expenses that are
deducted from Fund assets)
  Management Fees                                                     0.80%                    0.40%                   0.40%
  Other Expenses                                                      0.91%                    0.02%                   0.02%
  Total Annual Fund Operating Expenses                                1.71%                    0.42%                   0.42%

Thrivent Financial and LBVIP have agreed to voluntarily pay or reimburse all expenses in excess of management fees of the AAL
Aggressive Growth Portfolio and the Growth Portfolio.   With this reimbursement, the Total Annual Fund Operating Expenses would be
0.80% for the AAL Aggressive Growth Portfolio, 0.40% for the Growth Portfolio, and 0.40% for the pro forma expenses of the Growth
Portfolio after giving effect to the proposed consolidation.  The reimbursements may be discontinued at any time.

                                            AAL Equity Income Portfolio / Value Portfolio

                                                                              Actual Expenses                   Pro Forma Expenses
                                                                             as of 12/31/2002                    as of 12/31/2002
                                                                             ----------------                   ------------------

                                                                AAL Equity Income
                                                                    Portfolio                  Value                   Value
                                                                                             Portfolio               Portfolio
Annual Portfolio Operating Expenses (Expenses that are
deducted from Fund assets)
  Management Fees                                                     0.45%                    0.60%                   0.60%
  Other Expenses                                                      0.37%                    0.06%                   0.06%
  Total Annual Fund Operating Expenses                                0.82%                    0.66%                   0.66%

Thrivent Financial and LBVIP have agreed to voluntarily pay or reimburse all expenses in excess of management fees of the AAL Equity
Income Portfolio and the Value Portfolio.  With this reimbursement, the Total Annual Fund Operating Expenses would be 0.45% for the
AAL Equity Income Portfolio, 0.60% for the Value Portfolio, and 0.55% for the pro forma expenses of the Value Portfolio after giving effect to the proposed consolidation.  The reimbursements may be discontinued at any time.

                                         AAL Money Market Portfolio / Money Market Portfolio

                                                                              Actual Expenses                   Pro Forma Expenses
                                                                             as of 12/31/2002                    as of 12/31/2002
                                                                             ----------------                   ------------------

                                                                AAL Money Market
                                                                    Portfolio         Money Market Portfolio       Money Market
                                                                                                                    Portfolio
Annual Portfolio Operating Expenses (Expenses that are
deducted from Fund assets)
  Management Fees                                                     0.35%                    0.40%                   0.40%
  Other Expenses                                                      0.14%                    0.04%                   0.02%
  Total Annual Fund Operating Expenses                                0.49%                    0.44%                   0.42%

Thrivent Financial and LBVIP have agreed to voluntarily pay or reimburse all expenses in excess of management fees of the AAL Money
Market Portfolio  and the Money Market Portfolio.   With this reimbursement, the Total Annual Fund Operating Expenses would be 0.35%
for the AAL Money Market Portfolio, 0.40% for the Money Market Portfolio, and 0.40% for the pro forma expenses of the Money Market
Portfolio after giving effect to the proposed consolidation.  The reimbursements may be discontinued at any time.

Examples

The following Examples are intended to help you compare the cost of investing in the LB Portfolio whose shares you currently own with the cost of investing in the LB Portfolio into which your LB Portfolio will be reorganized if the proposed Reorganization is approved.  The Examples are based on the expense tables above, without taking into account any waivers or reimbursements.

The Examples assume that you invest $10,000 in each Portfolio for the time periods indicated and then  redeem all of your shares at the end of those periods.  Each Example assumes your investment has a 5% return each year, the Fund's operating expenses remain the same, and you reinvest all dividends and distributions.  If the fees and expenses of your variable contract were included, the costs shown below  would be higher.  The Examples should not be considered as representative of past or future expenses, and your actual costs may be higher or lower than those shown.

                      AAL Aggressive Growth Portfolio / Growth Portfolio

                      AAL Aggressive         Growth         Pro Forma Growth
                     Growth Portfolio       Portfolio          Portfolio
1 Year                    $174                $43                $43
3 Years                   $539                $135               $135
5 Years                   $928                $235               $235
10 Years                  $2,019              $530               $530

                         AAL Equity Income Portfolio / Value Portfolio

                      AAL Equity Income       Value         Pro Forma Value
                     Income Portfolio       Portfolio          Portfolio
1 Year                    $84                 $67                $67
3 Years                   $262                $211               $211
5 Years                   $455                $368               $368
10 Years                  $1,014              $822               $822

                     AAL Money Market Portfolio / Money Market Portfolio

                        AAL Money          Money Market     Pro Forma Money
                     Market Portfolio       Portfolio            Market
1 Year                    $50                 $45                $45
3 Years                   $157                $141               $141
5 Years                   $274                $246               $246
10 Years                  $616                $555               $555

                                COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF
                                                 THE AAL PORTFOLIOS AND LB PORTFOLIOS

The following summarizes the investment objectives, strategies and principal risks of each AAL Portfolio that is reorganizing into an existing LB Portfolio and the LB Portfolio into which the AAL Portfolio is being reorganized.

In addition to the objectives, strategies and risks set forth below, each AAL Portfolio and each LB Portfolio is subject to certain additional investment policies and limitations, which are described in their respective Statements of Additional Information.  The
Prospectuses and Statements of Additional Information of each AAL Portfolio and each LB Portfolio, which provide additional information about the objectives, strategies, risks, policies and limitations of each AAL Portfolio and each LB Portfolio, are incorporated into this proxy statement and prospectus by reference.

                                          AAL Aggressive Growth Portfolio / Growth Portfolio

                                         Investment Objective-AAL Aggressive Growth Portfolio

The AAL Aggressive Growth Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

                                                Investment Objective--Growth Portfolio

The Growth Portfolio seeks to achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

                                                        Investment Strategies

The AAL Aggressive Growth Portfolio and the Growth Portfolio use substantially similar  investment strategies.  Under normal circumstances, both portfolios invest at least 65% of total assets in equity securities of companies that have a strong potential for growth.  Both portfolios use fundamental and technical investment research techniques to identify stocks of companies that the investment adviser believes have a leading position and successful business strategy within their industry.  The Growth Portfolio focuses on large and, to a lesser extent, medium-sized, companies, while the AAL Aggressive Growth Portfolio does not restrict its selection to companies of a particular size.  Because of the substantial similarities in their investment objectives and strategies, and because the corresponding AAL and LB Portfolios are managed by the same investment adviser and portfolio managers, the stocks included in their investment portfolios and the proportions in which they are included are substantially similar.

                                                           Principal Risks

The AAL Aggressive Growth Portfolio and the Growth Portfolio are subject to the same  principal  risks.  They include the risks of sudden and  unpredictable drops in the value of the market as a whole and periods of lackluster  performance.  Stock  markets  can decline  for  many  reasons,  including  adverse  political  or  economic developments, changes in  investor psychology,  or heavy institutional  selling.  The  prospects  for an  industry  or company  may  deteriorate  because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style  investing  includes the risk of investing in securities whose prices historically have been more volatile than other securities,  especially  over the short term.  Growth stock prices reflect projections of future  earnings or  revenues,  and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

The Growth Portfolio has the added risk of larger company stock prices not rising as quickly or as significantly as prices of stocks of well-managed  smaller companies. Therefore, the Growth Portfolio may underperform  other stock portfolios (such as small company or medium company stock Portfolios) when larger company stocks are out of favor.

The success of the AAL Aggressive Growth Portfolio's  and the Growth  Portfolio's  investment  strategy  depends  significantly  on
Thrivent Financial's skill in assessing the potential of the securities in which the  portfolios  invest.  Shares of the portfolios may rise and fall in value and there is a risk that you could lose money by investing in either portfolio. Neither portfolio can be certain that it will achieve its objective.

                                            AAL Equity Income Portfolio / Value Portfolio

                                            Investment Objective--Equity Income Portfolio

The AAL Equity Income Portfolio seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.

                                                Investment Objective--Value Portfolio

The Value Portfolio seeks to achieve long-term growth of capital.

                                                        Investment Strategies

The AAL Equity Income Portfolio and the Value Portfolio use substantially similar investment strategies.  Under normal market conditions, the AAL Equity Income Portfolio invests at least 80% of its net assets in income-producing equity securities, while the
Value Portfolio invests at least 65% of its assets in equity securities of large market capitalization companies which its investment adviser believes to be undervalued.  Generally, there is substantial overlap between income-producing equity securities and undervalued equity securities.  Both  portfolios use fundamental and technical investment research techniques to identify stocks of companies that appear to be under-priced relative to securities of companies with comparable fundamentals.  Because of the substantial similarities in their investment objectives and strategies, and because the corresponding AAL and LB Portfolios are managed by the same investment adviser and portfolio managers, the stocks included in their investment portfolios and the proportions in which they are included are substantially similar.

                                                           Principal Risks

The AAL Equity Income Portfolio and the Value Portfolio are subject to the same principal  risks. The principal risks are the risks generally  of stock investing.  They include  the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

There is also a risk the prices of stocks of undervalued companies  may not rise as quickly as  anticipated  if the market  doesn't recognize their  intrinsic value or if value stocks are out of favor. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

For these and other reasons, the portfolios may underperform other stock funds.

The  success of the AAL Equity Income Portfolio's and Value  Portfolio's  investment  strategy  depends  significantly  on Thrivent
Financial's  skill in assessing the potential of the  securities in which the portfolios invest.  Shares of the portfolios may rise and fall in value and there is a risk that you could lose money by investing in either portfolio.  Neither portfolio can be certain that it will achieve its objective.

                                         AAL Money Market Portfolio / Money Market Portfolio

                                           Investment Objective-AAL Money Market Portfolio

The AAL Money Market Portfolio strives for maximum current income while maintaining liquidity and a constant net asset value of
$1.00 per share by investing in high-quality, short-term money market instruments.

                                             Investment Objective--Money Market Portfolio

The Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

                                                        Investment Strategies

The AAL Money Market Portfolio and Money Market Portfolio use substantially similar investment strategies.   Both portfolios invest
in high quality, dollar denominated, short-term money market securities that mature in 397 days or less.  Both portfolios try to maintain a dollar-weighted average portfolio maturity of 90 days or less.  Both portfolios try to maintain a stable $1 share price.
Because of the substantial similarities in their investment objectives and strategies, and because the corresponding AAL and LB
Portfolios are managed by the same investment adviser and portfolio managers, the securities included in their investment portfolios and the proportions in which they are included are substantially similar.

                                                           Principal Risks

The AAL Money Market Portfolio and the Money Market Portfolio are subject to the same principal risks.  They include those factors that could cause short-term interest rates to decline, such as a weak economy, strong equity markets and changes by the Federal
Reserve in its monetary policies.  An investment in either the AAL Money Market Portfolio or the Money Market Portfolio is not a
bank deposit and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency.  Although the portfolios seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in either portfolio.

                                                       COMPARISON OF OPERATIONS

                                                          Investment Adviser

Thrivent Financial  serves as investment adviser and provides investment research and supervision for each of  the AAL Portfolios and the LB Portfolios. Thrivent Financial's corporate office is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.
As of December 31, 2002, Thrivent Financial and its affiliates had approximately $57.2 billion in assets under management.

                                                          Portfolio Managers

The individuals from Thrivent Financial who are primarily responsible for the day-to-day management of the AAL Portfolios are also responsible for the day-to-day management of the corresponding LB Portfolios. The business experience of the portfolio managers of the LB Portfolios is described in the LB Portfolio prospectus attached as Appendix B.

                                              The Separate Accounts and Retirement Plans

Shares of the AAL Portfolios and the LB Portfolios are currently sold, without sales charges, to:

           o    Separate accounts of Thrivent Financial and LBVIP which are used to fund variable contracts issued by Thrivent
                Financial and LBVIP
           o    Retirement plans sponsored by Thrivent Financial

A prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the  subaccounts  that  correspond to the AAL and LB  Portfolios. Participants in the retirement plans should consult retirement plan documents for information on how to invest in the AAL and LB Portfolios.

The separate  accounts and the  retirement plans each place an order to buy or sell shares of a respective  portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable  contracts or the  participants  in the retirement plans.  Orders received  before the close of the New York  Stock  Exchange  ("NYSE")  on a given day result in share purchases and redemptions at the net asset value ("NAV") calculated as of the close of the NYSE that day.

                                                           Tax Consequences

     As a  condition  to  each  Reorganization,  the  AAL  Portfolio  and the LB Portfolio  will  receive an opinion of counsel that the  Reorganization  will be considered  a  tax-free  "reorganization"  under  applicable  provisions  of the Internal Revenue Code of 1986 (the  "Code") so that neither the AAL  Portfolios nor the LB Portfolios nor the  shareholders of the AAL Portfolios will recognize any  gain or loss for  federal  income  tax  purposes.  The tax  basis of the LB Portfolio's shares received by the AAL
Portfolio's shareholders will be the same as the tax basis of their shares in the AAL Portfolios.

                                              INFORMATION ABOUT THE REORGANIZATIONS

                                   Considerations by the Board of Directors of the AAL Series Fund

The Board of Directors of the AAL Series Fund believes that each proposed Reorganization is in the best interests of the affected
AAL Portfolio and its shareholders and that the interests of the AAL Portfolio shareholders will not be diluted as a result of the
Reorganizations.  The Board first considered engaging in such transactions with the LB Portfolios at an in-person meeting of the
Board of Directors held on August 27, 2002.  At this meeting, representatives of Thrivent Financial  discussed the proposed
Reorganizations with the Board in general terms. In considering the proposed Reorganizations, the Board was advised at all formal meetings by the AAL Series Funds' independent outside legal counsel.

The Board met again in person on December 4, 2002 to receive additional information concerning the Reorganizations.  At this meeting, representatives of Thrivent Financial  reviewed the proposed Reorganizations and the related Agreements in detail.  These representatives also presented comparative performance, expense and asset size information for the AAL Portfolios and the LB
Portfolios. After reviewing the proposed Reorganizations and Agreements, the Board (including all of the directors who are not
"interested persons," as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) unanimously approved the Reorganizations and Agreements and recommended their approval by AAL Portfolio shareholders.  In approving the Reorganizations, the Board determined that participation in the Reorganizations is in the best interests of each AAL Portfolio and that the interests of AAL Portfolio shareholders would not be diluted as a result of the Reorganizations.  In approving the Agreements, the Board considered the following factors:

o     The investment objectives of each AAL Portfolio and its corresponding LB Portfolio are substantially similar as are their investment policies and strategies. In addition, the AAL Portfolios and the LB Portfolios all have the same investment adviser, and corresponding AAL Portfolios and LB Portfolios are managed by the same portfolio managers. Thus, the Reorganizations will enable AAL Portfolio shareholders to continue their current investment programs without disruption.

o     The Reorganizations will result in each corresponding LB Portfolio having a larger asset base giving shareholders greater prospects for efficient portfolio management and economic viability, as well as the potential for reduced investment risk because of the opportunities for additional diversification of portfolio investments.

o     Thrivent Financial will be responsible for the payment of the expenses related to consummating each Reorganization.

o     Each of the proposed Reorganizations will be effected on the basis of the relative net asset values of the affected AAL
      Portfolio and its corresponding LB Portfolio, so that AAL Portfolio shareholders will receive shares in a corresponding LB
      Portfolio having a total net asset value equal to the total net asset value of their AAL Portfolio shares as of the closing of the Reorganization.

o     The historical performance of the respective LB Portfolios generally compares favorably to that of the corresponding AAL
      Portfolios.  In addition, the expense ratios of the LB Portfolios are lower than the expense ratios of the corresponding AAL
      Portfolios and within industry norms.  The Board noted in this regard that the after-waiver expense ratios of the Value
      Portfolio and Money Market Portfolio are higher than those of AAL Equity Income Portfolio and AAL Money Market Portfolio,
      respectively.  However, the Board noted that Thrivent Financial has indicated that it does not intend to continue its fee waivers and expense reimbursements for these AAL Portfolios indefinitely into the future, and any reduction or discontinuance in these waivers and reimbursements would result in increased expense ratios for the AAL Portfolios.  See "Summary --
      Comparative Expense Tables." The Board believes that these latter factors are outweighed by the economies of scale expected to result from the proposed Reorganizations over time and by the other anticipated benefits of the proposed transactions to AAL
      Portfolio shareholders discussed above.

The Board did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

                                      Description of the Agreements and Plans of Reorganization

Each Agreement provides that your AAL Portfolio will transfer all of its assets to the corresponding LB Portfolio in exchange solely for the LB Portfolio's shares to be distributed pro rata by the AAL Portfolio to its shareholders in complete liquidation of the AAL
Portfolio which is expected to occur on or about April 25, 2003 (the "Closing Date").  Each LB Portfolio also will assume the stated
accrued and unpaid liabilities of the corresponding AAL Portfolio as of the Closing Date.  The value of each AAL Portfolio's assets and liabilities to be acquired and assumed by the LB Portfolio will be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date (the "Closing").  AAL Portfolio shareholders will become shareholders of the corresponding LB Portfolio as of the Closing and will be entitled to the LB Portfolio's next dividend distribution thereafter.  AAL Portfolio shareholders will receive shares in the corresponding LB Portfolio having a total net asset value equal to the total net asset value of their AAL Portfolio shares as of the Closing.

On or before the Closing, each AAL Portfolio will declare and pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders substantially all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the Closing Date.

Consummation of each Reorganization is subject to the conditions set forth in the respective Agreements, including receipt of a tax opinion in form and substance reasonably satisfactory to the AAL Portfolios and the LB Portfolios, as described under the caption
"Federal Income Tax Consequences" below.  Each Agreement may be terminated and the Reorganization may be abandoned at any time before or after approval by the AAL shareholders prior to the Closing Date by either party if its board of directors determines that consummation of the Reorganization would not be in the best interests of shareholders of the relevant Portfolio.  None of the
Reorganizations are conditioned on the occurrence of any of the other Reorganizations.  Accordingly, if shareholders of one AAL
Portfolio approve the Reorganization affecting that AAL Portfolio, but shareholder approval of the Reorganization of one or more of the other AAL Portfolios is not obtained, then the Reorganization of the AAL Portfolio which has received the requisite shareholder approval nonetheless will be consummated.

Under each Agreement, Thrivent Financial will be responsible for the payment of the expenses related to consummating each
Reorganization.  Such expenses include, but are not limited to, accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the AAL Portfolio shareholders and the costs of holding the Special Meeting.

The foregoing description of the Agreements entered into between the AAL Portfolios and the LB Portfolios is qualified in its entirety by the terms and provisions of the Agreements, a form of which is attached hereto as Appendix A and incorporated into this proxy statement and prospectus by reference.

                                                  Description of LB Portfolio Shares

Full and fractional shares of the LB Portfolios will be issued in the Reorganizations without the imposition of a sales charge or other fee to the AAL Portfolio shareholders in accordance with the procedures described above.  Shares of the LB Portfolios to be issued to AAL Portfolio shareholders under the Agreements will be fully paid and non-assessable when issued and transferable without restriction and will have no preemptive or conversion rights.  Reference is hereby made to the LB Series Fund prospectus for the LB
Portfolio into which your AAL Portfolio will be consolidated.

                                                   Federal Income Tax Consequences

As a condition to each Reorganization, the participating AAL Portfolio and LB Portfolio will receive an opinion from counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

1.   The Reorganization will qualify as a "reorganization" under section 368(a)(1) of the Code, and the AAL Portfolio and the LB
     Portfolio involved therein each will be "a party to a reorganization" within the meaning of section 368(b) of the Code.

2.   The AAL Portfolio will recognize no gain or loss on the transfer of its assets to the LB Portfolio in exchange solely for the
     LB Portfolio's shares or on the subsequent distribution of those shares to the AAL Portfolio's shareholders in exchange for their AAL Portfolio shares.

3.   The LB Portfolio will recognize no gain or loss on its receipt of those assets in exchange solely for its shares.

4.   The LB Portfolio's basis in those assets will be the same as the AAL Portfolio's basis therein immediately before the
     Reorganization, and the LB Portfolio's holding period for those assets will include the AAL Portfolio's holding period therefor.

5.   An AAL Portfolio shareholder will recognize no gain or loss on the constructive exchange of the shareholder's AAL Portfolio shares solely for LB Portfolio shares pursuant to the Reorganization.

6.   An AAL Portfolio shareholder's aggregate basis in the LB Portfolio shares received by the shareholder in the Reorganization will be the same as the aggregate basis in the shareholder's AAL Portfolio shares to be constructively surrendered in exchange for those AAL Portfolio shares, and the shareholder's holding period for those LB Portfolio shares will include the shareholder's holding period for those AAL Portfolio shares, provided the shareholder holds them as capital assets at the time of the Reorganization.

You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court.  Neither the
AAL Portfolios nor the LB Portfolios expect to obtain a ruling from the IRS regarding the consequences of the Reorganizations.
Accordingly, if the IRS sought to challenge the tax treatment of any Reorganization and was successful, neither of which is anticipated, the Reorganization would be treated as a taxable sale of assets of the participating AAL Portfolio, followed by the taxable liquidation thereof.

Because the investment policies and practices of the LB Portfolios are substantially similar to those of their corresponding AAL
Portfolios, the LB Portfolios do not anticipate that taxable sales involving significant amounts of securities of the combined portfolios will have to be made after the Reorganizations.

                                                            CAPITALIZATION

The following table presents, as of December 31, 2002:  (1) the  capitalization of each AAL Portfolio; (2) the capitalization of each corresponding LB Portfolio; and (3) the pro forma capitalization of each corresponding LB Portfolio as adjusted to give effect to the Reorganization.  The capitalization of each AAL Portfolio and its corresponding LB Portfolio is likely to be different at the
Closing as a result of daily share purchase and redemption activity in the AAL Portfolios and LB Portfolios as well as the effects of the other ongoing operations of the respective portfolios prior to the Closing.

---------------------------------- -------------------------------- -------------------------------- ------------------------------
                                   AAL Aggressive                                                    Pro Forma
                                   Growth Portfolio                 Growth Portfolio                 Growth Portfolio /1/
Total Net Assets                   $8,010,031                       $2,004,730,773                   $2,012,740,804
Shares Outstanding                 1,458,388                        188,749,583                      189,503,823
Net Asset Value Per Share          $5.49                            $10.62                           $10.62
---------------------------------- -------------------------------- -------------------------------- ------------------------------

---------------------------------- -------------------------------- -------------------------------- ------------------------------
                                   AAL Equity                                                        Pro Forma
                                   Income Portfolio                 Value Portfolio                  Value Portfolio /1/
Total Net Assets                   $24,221,129                      $95,105,825                      $119,326,954
Shares Outstanding                 3,434,745                        12,280,883                       15,408,524
Net Asset Value Per Share          $7.05                            $7.74                            $7.74
---------------------------------- -------------------------------- -------------------------------- ------------------------------

---------------------------------- -------------------------------- -------------------------------- ------------------------------
                                                                                                    Pro Forma
                                  AAL Money Market Portfolio       Money Market Portfolio           Money Market Portfolio
Total Net Assets                  $60,074,188                      $318,891,798                     $378,965,986
Shares Outstanding                60,074,188                       318,891,798                      378,965,986
Net Asset Value Per Share         $1.00                            $1.00                            $1.00
---------------------------------- -------------------------------- -------------------------------- ------------------------------
/1/ The AAL Portfolio will have capital loss carryovers. After the Reorganization, the LB Portfolio's utilization of (1) carryovers of pre-Reorganization capital losses realized by its corresponding AAL Portfolio and (2) capital losses it realizes after the
Reorganization that are attributable to that AAL Portfolio's built-in unrealized capital losses as of the Closing Date, will be subject to limitation under the Code.

                                ADDITIONAL INFORMATION ABOUT THE AAL PORTFOLIOS AND THE LB PORTFOLIOS

Additional information about the AAL Portfolios and the LB Portfolios, including information about their investment objectives, policies and restrictions and financial histories, may be found in the current prospectus, Statement of Additional Information, and annual reports of the AAL Series Fund and LB Series Fund, and in the Statement of Additional Information relating to this proxy statement and prospectus.  You may obtain copies of these documents free of charge by calling 1-800-847-4836.

The AAL Portfolios and the LB Portfolios are subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act.  Therefore, the AAL Portfolios and the LB Portfolios file proxy materials, reports and other information with the SEC, which can be inspected and copied at the SEC's public reference room located at 450 5th Street NW, Room 1200, Washington, D.C. 20549.  You may call the SEC at 1-202-942-8090 for information about the operation of the public reference rooms.

You may also access such information about the AAL Portfolios and the LB Portfolios on the SEC's Internet site at
http://www.sec.gov.  For a prescribed fee, you may obtain copies of this information by sending an email request to
publicinfo@sec.gov or writing to:  Public Reference Room, U.S. Securities and Exchange Commission, 450 5th Street, NW, Room 1300,
Washington, D.C. 20549.  You may need to refer to the following file numbers:

            File No. 811-8662                AAL Variable Product Series Fund, Inc.
            File No. 811-4603                LB Series Fund, Inc.

Financial highlights for the LB Portfolios are included in the LB Portfolio Prospectus attached as Appendix B.  A discussion about the performance of each of the LB Portfolios from the LB Series Fund's most recent annual report is included in this proxy statement and prospectus as Appendix C.

                                                          VOTING INFORMATION

This proxy statement and prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of the AAL
Series Fund  for use at the Special Meeting of Shareholders of each of the AAL Portfolios (the "Special Meeting") to be held on
April 9, 2003, at 8:30 a.m., Central Time at 625 Fourth Avenue South, Minneapolis, Minnesota, and at any adjournments thereof.
Thrivent Financial will cast your votes according to your voting instructions.  If you sign and date your voting instruction form, but do not specify instructions, shares of any AAL Portfolio to which the form relates will be voted in favor of the Agreement relating to that AAL Portfolio.  For shares for which no voting instructions are received and for any shares held by Thrivent
Financial, or by any of their respective subsidiaries or affiliates for their own accounts, Thrivent Financial will cast votes in proportion to the shares with respect to which they have received instructions from beneficial owners.

You may vote by mail, telephone or the Internet.  Regardless of how you vote, your vote must be received by 6:00 a.m. Central Time, on April 9, 2003.  To vote by mail, date and sign the enclosed voting instruction form and return it in the enclosed postage-paid
envelope.   To vote by telephone, call 1-866-241-6194.  To vote by Internet, visit https://vote.proxy-direct.com.  For either telephone or Internet voting, you will need the control number that appears on your voting instruction form.

You may revoke your voting instructions at any time prior to their use by (1) giving written notice of revocation to an officer of the AAL Series Fund, (2) returning to an officer of the AAL Series Fund a properly executed later dated voting instruction form, (3)
voting later by telephone or Internet, or (4) attending the Special Meeting, requesting return of any previously delivered voting instructions and voting in person.  Attendance and voting at the Special Meeting will not in and of itself constitute a revocation of voting instructions.  Unless instructions to the contrary are marked on the voting instruction form, the voting instructions will be voted FOR all of the proposals.  The voting instruction form confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Special Meeting.

                                              Outstanding Shares and Voting Requirements

The Board of Directors of the AAL Series Fund has fixed the close of business on February 14, 2003, as the record date for the determination of shareholders of the AAL Portfolios entitled to notice of and to vote at the Special Meeting and any adjournments thereof.  Each share of an AAL Portfolio is entitled to one vote and fractional shares have proportionate voting rights.  Only shareholders of record as of the record date are entitled to vote on the proposal.  As of the record date, each of the AAL
Portfolios had the number of shares issued and outstanding listed below:

Portfolio                                     Number of Shares
---------                                     ----------------
AAL Aggressive Growth Portfolio
AAL Equity Income Portfolio
AAL Money Market Portfolio

On the record date, the directors and officers of the AAL Series Fund as a group owned beneficially less than 1% of the outstanding shares of each AAL Portfolio.  To the best knowledge of each AAL Portfolio, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of an AAL Portfolio.

                                              Name and Address                                                             % of
Portfolio                                     of Record Owner                                       Shares Owned        Outstanding
---------                                     ---------------                                       ------------        -----------
AAL Aggressive Growth Portfolio               Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

AAL Equity Income Portfolio                   Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial 401(k) Plan
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

AAL Money Market Portfolio                    Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

                                              AAL Variable Product Series Fund, Inc.
                                              4321 North Ballard Road
                                              Appleton, WI 54919

On the record date, the directors and officers of the LB Series Fund as a group owned beneficially less than 1% of the outstanding shares of each LB Portfolio.  To the best knowledge of each LB Portfolio, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of any LB Portfolio.

                                              Name and Address                                                             % of
Portfolio                                     of Record Owner                                       Shares Owned        Outstanding
---------                                     ---------------                                       ------------        -----------
Growth Portfolio                              Lutheran Brotherhood Variable Insurance Products
                                              Company - LBVIP Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Lutheran Brotherhood Variable Insurance Products
                                              Company - LBVIP Variable Insurance Account
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Lutheran Brotherhood Variable Insurance Products
                                              Company - LBVIP Variable Insurance Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - AAL Variable
                                              Annuity Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Insurance Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - Thrivent
                                              Variable Life Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial 401(k) Plan
                                              625 Fourth Avenue South
                                              Minneapolis, MN  55415

Value Portfolio                               Lutheran Brotherhood Variable Insurance Products
                                              Company - LBVIP Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

Money Market Portfolio                        Lutheran Brotherhood Variable Insurance Products
                                              Company - LBVIP Variable Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Lutheran Brotherhood Variable Insurance Products
                                              Company - LBVIP Variable Insurance Account
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Lutheran Brotherhood Variable Insurance Products
                                              Company - LBVIP Variable Insurance Account II
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Annuity Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

                                              Thrivent Financial for Lutherans - LB Variable
                                              Insurance Account I
                                              625 Fourth Avenue South
                                              Minneapolis, MN 55415

Each AAL Portfolio will vote separately on its Agreement.  In order for the shareholder meeting to go forward for any AAL Portfolio, there must be a quorum.  This means that one-third of that AAL Portfolio's shares must be represented at the meeting-either in person or by proxy.  Abstentions will be counted as present for purposes of determining a quorum, but will not be counted as votes cast with respect to the proposal.  Because Thrivent Financial or their affiliates are the record owners of all of the shares of the
AAL Portfolios and will be represented at the Special Meeting, the presence of a quorum at each meeting is virtually assured.

Approval of the Agreement requires the affirmative vote of "a majority of the outstanding voting securities" of each AAL Portfolio, defined under the 1940 Act.  For that purpose, a vote of the holders of a "majority of the outstanding voting securities" of the
Portfolio means the lesser of (1) the vote of 67% or more of the  shares of the Portfolio represented at the Special Meeting at which the holders of more than 50% or more of the outstanding  shares of the  Portfolio are present or represented by proxy, or (2)
the vote of the holders of more than 50% of the outstanding shares of the Portfolio.

The votes of shareholders of the LB Portfolios are not being solicited since their approval is not required in order to effect the
Reorganizations.

                                                            Other Matters

Management of the AAL Portfolios knows of no other matters that may properly be, or which are likely to be, brought before the
Special Meeting.  However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

                                                         Board Recommendation

After carefully considering the issues involved, the Board of Directors of the AAL Series Fund has unanimously concluded that the proposed Reorganizations are in the best interests of the shareholders of each of the respective AAL Portfolios.  The Board of
Directors of the AAL Series Fund recommends that you vote to approve each Agreement relating to an AAL Portfolio in which you hold shares through your variable contract or retirement plan investment.  Whether or not you expect to attend the Special Meeting, we urge you to promptly sign, fill in and return the enclosed voting instruction form or vote by toll-free telephone call or the
Internet.

                                                                                                                  APPENDIX A

                                            FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __th day of __________, 2003, by and between the
AAL Variable Product Series Fund, Inc. ("AAL Fund"), a series of separate mutual fund portfolios within a single Maryland
Corporation acting on behalf of the ______________ Portfolio ("Acquired Portfolio") with its principal place of business at 4321
North Ballard Road, Appleton, WI 54919-0001, and the LB Series Fund, Inc. ("LB Fund"), a series of separate mutual fund portfolios within a single Minnesota Corporation acting on behalf of the _______________ Portfolio ("Acquiring Portfolio") with its principal place of business at 625 Fourth Avenue South, Minneapolis, MN 55415.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)
of the United States Internal Revenue Code of 1986, as amended (the "Code"), with the Acquiring Fund and the Acquired Fund each being a "party to a reorganization" within the meaning of Section 368(b) of the Code.  The reorganization (the "Reorganization")
will consist of (a) the transfer of all of the assets of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio
(the "Acquiring Portfolio Shares") and (b) the distribution, after the Closing Date herein referred to, of Acquiring Portfolio
Shares to the shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio and the subsequent dissolution of the
Acquired Portfolio, all upon the terms and conditions hereinafter set forth in this Agreement.

           WHEREAS, the Acquiring Portfolio and the Acquired Portfolio are series of registered investment companies of the management type and the Acquired Portfolio owns securities that generally are assets of the character in which the Acquiring
Portfolio is permitted to invest;

           WHEREAS, the Acquiring Portfolio is authorized to issue shares of common stock;

           WHEREAS, the Board of Directors of the Acquired Portfolio has determined that the exchange of all of the assets of the
Acquired Portfolio for Acquiring Portfolio Shares is in the best interests of the Acquired Portfolio and its shareholders and that the shares of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction;

           WHEREAS, the Board of Directors of the Acquiring Portfolio has determined that the exchange of all the assets of the
Acquired Portfolio for Acquiring Portfolio Shares is in the best interests of the Acquiring Portfolio and its shareholders and that the shares of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction;

           NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.    TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO IN EXCHANGE FOR ACQUIRING PORTFOLIO SHARES AND LIQUIDATION OF THE ACQUIRED
      PORTFOLIO

           1.1   The Acquired Portfolio will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Portfolio free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring
Portfolio of only those accrued and unpaid liabilities of the Acquired Portfolio which are reflected in the Statement of Assets and Liabilities, which liabilities (and no others) shall be assigned and transferred to the Acquiring Portfolio by the Acquired
Portfolio (the "Assumed Liabilities") and assumed by the Acquiring Portfolio, and (ii) delivery by the Acquiring Portfolio to the
Acquired Portfolio, for distribution pro rata by the Acquired Portfolio to its shareholders in proportion to their respective ownership of shares of common stock of the Acquired Portfolio, as of the close of business on April 9, 2003 (the "Closing Date"), of a number of the Acquiring Portfolio Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in
Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations shall be provided by Thrivent Investment Management Inc. (the
"Pricing Agent") for the Acquiring Portfolio and the Acquired Portfolio.

           1.2   (a) The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all property, including, without limitation, all cash, securities and dividends or interest receivables which are owned by the
                 Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the Closing Date; and

                 (b) The Acquired Portfolio has provided the Acquiring Portfolio with a list of the Acquired Portfolio's assets as of the date of execution of this Agreement. The Acquired Portfolio reserves the right to sell any securities but will not, without the prior approval of the Acquiring Portfolio, acquire any additional securities other than securities of the type in which the Acquiring Portfolio is permitted to invest. The Acquiring Portfolio will, within a reasonable time prior to the Closing Date, furnish the Acquired Portfolio with a statement of the
                 Acquiring Portfolio's investment objectives, policies and restrictions and a list of the securities, if any, on the Acquired Portfolio's list referred to in the first sentence of this paragraph which do not conform to the
                 Acquiring Portfolio's investment objectives, policies and restrictions. In the event that the Acquired Portfolio holds any investments which the Acquiring Portfolio may not hold, the Acquired Portfolio will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired
                 Portfolio and the Acquiring Portfolio, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Portfolio with respect to such investments, the Acquired Portfolio, if requested by the Acquiring Portfolio, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

           1.3   The Acquired Portfolio will endeavor to discharge all the Acquired Portfolio's known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume only the Assumed Liabilities, and shall not assume any other debts, liabilities or obligations of the Acquired Portfolio.

           1.4 The Acquiring Portfolio shall assume the right to assert all legal claims against third parties as would have been available to the Acquired Portfolio as of the Valuation Date (as defined in Section 2.1).

           1.5   As provided in paragraph 3.3, either on or as soon after the Closing Date as is conveniently practicable (the
"Liquidation Date"), the Acquired Portfolio will liquidate by distributing pro rata to the Acquired Portfolio's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Portfolio Shareholders"), the Acquiring Portfolio
Shares it receives pursuant to paragraph 1.1.  Such liquidation and distribution will be accomplished by the transfer of the
Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the name of the Acquired Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. All issued and outstanding shares of the
Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio.

           1.6   The Acquired Portfolio shareholders holding physical certificates representing their ownership of shares of beneficial interest of the Acquired Portfolio shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Portfolio may require (collectively, an
"Affidavit"), to Thrivent Financial for Lutherans prior to the Closing Date. Any Acquired Portfolio share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Portfolio and shall evidence ownership of Acquiring Portfolio Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Portfolio subsequent to the Liquidation Date with respect to Acquiring Portfolio Shares shall be paid to the holder of such certificate(s), but the Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares unless the Acquired Fund share certificates are first surrendered to the Acquiring Fund or an Affidavit relating thereto shall be delivered.

           1.7   Any transfer taxes payable upon issuance of the Acquiring Portfolio Shares in a name other than the registered holder of the Acquired Portfolio Shares on the books of the Acquired Portfolio as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

           1.8   Any reporting responsibility of the Acquired Portfolio is and shall remain the responsibility of the Acquired
Portfolio up to and including the Closing Date and such later date on which the Acquired Portfolio is terminated.

           1.9   The Acquired Portfolio shall, following the Closing Date and the making of all distributions pursuant to paragraph
1.4, be dissolved under the laws of the State of Maryland and in accordance with its governing documents.

2.   VALUATION

           2.1   The net asset values of the Acquiring Portfolio Shares and the net values of the assets and liabilities of the
Acquired Portfolio to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Eastern time) on the Closing Date. The net asset values of the Acquiring Portfolio Shares shall be computed by the Pricing Agent in the manner set forth in the Acquiring Portfolio's Articles of Incorporation as amended and restated (the "Articles"), or By-Laws and the
Acquiring Portfolio's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than two decimal places. The net values of the assets of the Acquired Portfolio to be transferred shall be computed by the
Pricing Agent by calculating the value of the assets transferred by the Acquired Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Portfolio on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Portfolio's then current prospectus and statement of additional information and shall be computed in each case to not fewer than two decimal places.

           2.2   The number of Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the
Acquired Portfolio's assets shall be determined by dividing the value of the Acquired Portfolio's assets less the liabilities assumed by the Acquiring Portfolio, by the Acquiring Portfolio's net asset value per share, all as determined in accordance with
Paragraph 2.1 hereof.

           2.3   All computations of value shall be made by the Pricing Agent, in accordance with its regular practice as pricing agent for the Acquired Portfolio and the Acquiring Portfolio, respectively.

3.   CLOSING

           3.1   The Closing Date shall be April 9, 2003, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. (Central time) at the offices of Thrivent Financial for Lutherans,
625 Fourth Avenue South, Minneapolis, Minnesota, or at such other time and/or place as the parties may agree.

           3.2   In the event that on the Valuation Date (a) the New York Stock Exchange ("NYSE") or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

           3.3   Portfolio securities that are not held in book-entry form in the name of State Street Bank (the "Custodian") as record holder for the Acquired Portfolio shall be presented by the Acquired Portfolio to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Portfolio to the Custodian for the account of the Acquiring Portfolio on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.
Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Portfolio shall be delivered to the Acquiring Portfolio by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Portfolio's account maintained with the
Custodian with immediately available funds.

           3.4   The Acquired Portfolio shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Portfolio shareholders and the number of outstanding shares of beneficial interest of the Acquired Portfolio owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List").
The Acquiring Portfolio shall issue and deliver to the Acquired Portfolio a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio
Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

           4.1   The AAL Fund and Acquired Portfolio represent and warrant to the LB Fund and Acquiring Portfolio as follows:

                 (a)   The Acquired Portfolio is a series of the AAL Fund, a corporation which is duly organized, validly existing and in good standing under the laws of the State of Maryland.  The AAL Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange
                 Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the
                 "1940 Act"), is in full force and effect;

                 (b)   The AAL Fund, on behalf of the Acquired Portfolio, has the power and all necessary federal, state and local qualifications and authorizations to own all its assets, to carry on its business as now being conducted, to enter into and carry out this Agreement, and to consummate the transactions contemplated herein;

                 (c)   The execution, delivery and performance of this Agreement will not result in a material violation of the
                 Articles of Incorporation or Bylaws of the AAL Fund or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Portfolio is a party or by which the AAL Fund or the Acquired
                 Portfolio is a party or by which it is bound;

                 (d)   Except as disclosed in writing to the N-14 Registration Statement ("Registration Statement") the Acquired
                 Portfolio has no material contracts or other commitments (other than this Agreement) which will be terminated with liability to the Acquired Portfolio prior to the Closing Date;

                 (e)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to the Acquired Portfolio's knowledge threatened against the Acquired Portfolio or any of the Acquired Portfolio's properties or assets (other than that previously disclosed to the other party to the
                 Agreement) which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Portfolio knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Portfolio's business or the ability of the Acquired Portfolio to consummate the transactions herein contemplated;

                 (f)   The Statements of Assets and Liabilities of the Acquired Portfolio for each of the fiscal years in the five year period ended December 31, 2002, have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) fairly reflect the financial condition of the Acquired
                 Portfolio as of such dates, and there are no known contingent liabilities of the Acquired Portfolio as of such dates not disclosed therein;

                 (g)   The Acquired Portfolio will file its final federal and other tax returns for the period ending on the
                 Closing Date in accordance with the Code. At the Closing Date, all federal and other tax returns and reports of the Acquired Portfolio required by law then to have been filed prior to the Closing Date shall have been filed, and all federal and other taxes shown as due on such returns shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                 (h)   For the most recent taxable year of its operation and for the taxable year that will end on the Closing
                 Date the Acquired Portfolio will have met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company;

                 (i)   All issued and outstanding shares of beneficial interest of the Acquired Portfolio are, and at the Closing
                 Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the AAL Fund. All of the issued and outstanding shares of beneficial interest of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Portfolio pursuant to Paragraph 3.4 hereof. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

                 (j)   At the Closing Date, the Acquired Portfolio will have good and marketable title to its assets to be transferred to the Acquiring Portfolio pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring
                 Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933
                 Act"), other than as disclosed to the Acquiring Portfolio;

                 (k)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Portfolio's Board of Directors, and subject to the approval of the Acquired
                 Portfolio's shareholders, this Agreement, assuming due authorization, execution and delivery by the Acquiring
                 Portfolio, will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                 (l)   The information to be furnished by the Acquired Portfolio for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

                 (m)   The proxy statement of the Acquired Portfolio (the "Proxy Statement") to be included in the Registration
                 Statement referred to in paragraph 5.7 (other than information therein that relates to the Acquiring Portfolio)
                 will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not misleading;

                 (n)   Since December 31, 2002, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business (including declines in the net asset value of the Acquired Portfolio and/or its shares of common stock), or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to the Acquiring Portfolio;

                 (o)   The Acquired Portfolio has qualified as a regulated investment company for each taxable year of its operation and the Acquired Portfolio will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

                 (p)   All of the issued and outstanding shares of beneficial interest of the Acquired Portfolio have been offered for sale and sold in conformity with all applicable federal and state securities laws;

                 (q)   The prospectus of the Acquired Portfolio, dated ______________ (the "Acquired Portfolio Prospectus"), furnished to the Acquiring Portfolio, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

                 (r)   The Acquired Portfolio Tax Representation Certificate to be delivered by the Acquired Portfolio to the
                 Acquiring Portfolio at Closing pursuant to Section 7.5 (the "Acquired Portfolio Tax Representation Certificate")
                 will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

                 (s)   The books and records of the Acquired Portfolio made available to the Acquiring Portfolio and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Portfolio.

           4.2   The LB Fund and Acquiring Portfolio represent and warrant to the AAL Fund and Acquired Portfolio as follows:

                 (a)   The Acquiring Portfolio is a series of the LB Fund, a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota.  The LB Fund is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                 (b)   The LB Fund, on behalf of the Acquiring Fund has the power and all necessary federal, state and local qualifications and authorizations to own all its assets, to carry on its business as now being conducted, to enter into and carry out this Agreement, and to consummate the transactions contemplated herein;

                 (c)   The prospectus (the "Acquiring Portfolio Prospectus") and statement of additional information of the
                 Acquiring Portfolio, each dated ______________, and any amendments or supplements thereto on or prior to the
                 Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement (other than written information furnished by the Acquired Portfolio for inclusion therein, as covered by the Acquired
                 Portfolio's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder.  The
                 Acquiring Portfolio Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                 (d)   At the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring
                 Portfolio's assets;

                 (e)   The execution, delivery and performance of this Agreement will not result, in a material violation of the
                 Articles of Incorporation or Bylaws of the LB Fund or of any agreement, indenture, instrument, contract, lease or other undertaking to which the LB Fund or the Acquiring Portfolio is a party or by which it is bound;

                 (f)   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Portfolio or any of the Acquiring Portfolio's properties or assets. The Acquiring Portfolio knows of no facts which might form the basis for the institution of such proceedings and the Acquiring Portfolio is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Portfolio's business or ability to consummate the transactions contemplated herein;

                 (g)   The Statement of Assets and Liabilities of the Acquiring Portfolio for the fiscal year ended December 31,
                 2002, have been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) fairly reflect the financial condition of the Acquiring Portfolio as of such dates, and there are no known contingent liabilities of the Acquiring Portfolio as of such dates not disclosed therein;

                 (h)   Since December 31, 2002, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence of the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Portfolio;

                 (i)   The Acquiring Portfolio has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Portfolio will qualify as such as of the Closing Date;

                 (j)   At the Closing Date, all federal and other tax returns and reports of the Acquiring Portfolio required by law then to have been filed by such date shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                 (k)   For the most recent fiscal year of its operation, the Acquiring Portfolio has met the requirements of
                 Subchapter M of the Code for qualification and treatment as a regulated investment company and the Acquiring
                 Portfolio intends to do so in the future;

                 (l)   At the date hereof, all issued and outstanding shares of the Acquiring Portfolio are, and at the Closing
                 Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the
                 Acquiring Portfolio, nor is there outstanding any security convertible into shares of the Acquiring Portfolio;

                 (m)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action, if any, on the part of the Acquiring Portfolio's Board of Directors, and this Agreement, assuming due authorization, execution and delivery by the Acquired Portfolio, constitutes a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                 (n)   The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the accounts of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof;

                 (o)   The information to be furnished by the Acquiring Portfolio for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

                 (p)   The Proxy Statement to be included in the Registration Statement (only insofar as it relates to the
                 Acquiring Portfolio) will, on the effective date of the Registration Statement and on the Closing Date, not
                 contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

                 (q)   The Acquiring Portfolio agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue the Acquiring Portfolio's operations after the Closing Date;

                 (r)   The Acquiring Portfolio Tax Representation Certificate to be delivered by the Acquiring Portfolio to the
                 Acquired Portfolio at Closing pursuant to Section 6.3 (the "Acquiring Portfolio Tax Representation Certificate")
                 will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading; and

                 (s)   All of the issued and outstanding shares of beneficial interest of the Acquired Portfolio have been offered for sale and sold in conformity with all applicable federal and state securities laws.

5.    COVENANTS OF THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO

           5.l   The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable, in each case payable either in cash or in additional shares.

           5.2   As soon as practicable after the effective date of the Registration Statement, the  Acquired Portfolio shall hold a shareholder meeting to consider and approve this Agreement and such other matters as the Board of Directors of the AAL Fund may determine.  Such approval by the shareholders of the Acquired Portfolio shall, to the extent necessary to permit the consummation of the transactions contemplated herein without violating any investment objective, policy or restriction of the Acquired fund, be deemed to constitute approval by the shareholders of a temporary amendment of any investment objective, policy or restriction that would otherwise be inconsistent with or violate upon the consummation of such transactions solely for the purpose of consummating such transactions.

           5.3   The Acquired Portfolio covenants that the Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

           5.4.   The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring
Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio's shares.

           5.5   Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio each will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

           5.6   The Acquired Portfolio shall furnish to the Acquiring Portfolio on the Closing Date the Statement of Assets and
Liabilities of the Acquired Portfolio as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Portfolio's Treasurer or Assistant
Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Portfolio shall furnish to the Acquiring Portfolio, in such form as is reasonably satisfactory to the LB Fund, a statement of the earnings and profits of the Acquired Portfolio for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Portfolio as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Portfolio.

           5.7   The LB Fund shall promptly prepare and file the Registration Statement with the SEC, and the LB Fund and the AAL
Fund shall each make any other required or appropriate filings with respect to the actions contemplated hereby.

           5.8   The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement, referred to in paragraph 4.1(m), all to be included in a Registration Statement, in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934
Act") and the 1940 Act in connection with the meeting of the Acquired Portfolio's shareholders to consider approval of this
Agreement and the transactions contemplated herein.

           5.9   Neither the Acquired Portfolio nor the Acquiring Portfolio shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Portfolio, the Acquired Portfolio Tax Representation Certificate, and
with respect to the Acquiring Portfolio, the Acquiring Portfolio Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

           5.10   The Acquired Portfolio will pay or cause to be paid to the Acquiring Portfolio any interest or proceeds it receives on or after the Closing Date with respect to its assets.

           5.11   The Acquiring Portfolio agrees, as soon as practicable after the Valuation Date, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Portfolio in connection with the distribution of shares by the
Acquired Portfolio to such shareholders in accordance with Paragraph 1.5.

           5.12   Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

           The obligations of the Acquired Portfolio to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Portfolio of all of the obligations to be performed by it hereunder on or before the
Closing Date and, in addition thereto, the following further conditions:

           6.1   All representations and warranties of the Acquiring Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           6.2   The Acquiring Portfolio shall have delivered to the Acquired Portfolio a certificate executed in its name by its
Chairman of the Board, President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring
Portfolio made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement.

           6.3   The Acquiring Portfolio shall have delivered to the Acquired Portfolio an Acquiring Portfolio Tax Representation
Certificate substantially in the form attached to this Agreement as Annex A concerning certain tax-related matters with respect to the Acquiring Portfolio.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

           The obligations of the Acquiring Portfolio to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Portfolio of all the obligations to be performed by it hereunder on or before the
Closing Date and, in addition thereto, the following conditions:

           7.1   All representations and warranties of the Acquired Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this
Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           7.2   The Acquired Portfolio shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities, together with a list of the Acquired Portfolio's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant
Treasurer of the Acquired Portfolio.

           7.3   The Acquired Portfolio shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its Chairman of the Board, President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Portfolio made in this Agreement are true and correct in all material respects at and as of the Closing
Date, except as they may be affected by the transactions contemplated by this Agreement.

           7.4   At or prior to the Closing Date, the Acquired Portfolio's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Portfolio required by any applicable contractual expense limitation.

           7.5   The Acquired Portfolio shall have delivered to the Acquiring Portfolio an Acquired Portfolio Tax Representation
Certificate substantially in the form attached to this Agreement as Annex B concerning certain tax-related matters with respect to the Acquired Portfolio.

8.    FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO

           The obligations hereunder of the LB Fund on behalf of the Acquired Portfolio and the AAL Fund on behalf of the Acquiring
Portfolio are each subject to the further conditions that on or before the Closing Date.

           8.1   This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Articles of Incorporation and
Bylaws of the AAL Fund and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring
Portfolio. Notwithstanding anything herein to the contrary, neither the Acquiring Portfolio nor the Acquired Portfolio may waive the conditions set forth in this Paragraph 8.1.

           8.2   On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

           8.3   All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) (and including the filing of Articles of Transfer with the
Minnesota State Department of Assessments and Taxation) deemed necessary by the Acquiring Portfolio or the Acquired Portfolio to
permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions.

           8.4   The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940
Act.

           8.5   The Acquired Portfolio shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in
Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the
Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii)
its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

           8.6   The parties shall have received a favorable opinion of Quarles & Brady LLP, addressed to the Acquiring
Portfolio and the Acquired Portfolio and satisfactory to Brett L. Agnew and John C. Bjork, as Secretary of the AAL Fund and LB
Fund, respectively, substantially to the effect that for federal income tax purposes:

                 (a)   The transfer of all of the Acquired Portfolio's assets in exchange for Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the Assumed Liabilities of the Acquired Portfolio will constitute a
                 "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Portfolio and the Acquired
                 Portfolio are each a "party to a reorganization" within the meaning of Section 368(b) of the Code;

                 (b)   No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the
                 Acquired Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of all of the outstanding liabilities of the Acquired Portfolio;

                 (c)   No gain or loss will be recognized by the Acquired Portfolio upon the transfer of the Acquired Portfolio's assets to the Acquiring Portfolio in exchange for Acquiring Portfolio Shares and the assumption by the Acquiring
                 Portfolio of all of the outstanding liabilities of the Acquired Portfolio or upon the distribution (whether actual or constructive) of Acquiring Portfolio Shares to Acquired Portfolio's shareholders;

                 (d)   No gain or loss will be recognized by shareholders of the Acquired Portfolio upon the exchange of their
                 Acquired Portfolio shares for the Acquiring Portfolio Shares;

                 (e)   The aggregate tax basis for the Acquiring Portfolio Shares received by each of the Acquired Portfolio's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Portfolio shares held by such shareholder immediately prior to the Reorganization, and the holding period of Acquiring
                 Portfolio Shares to be received by each Acquired Portfolio shareholder will include the period during which the
                 Acquired Portfolio shares exchanged therefor were held by such shareholder (provided that such Acquired Portfolio shares were held as capital assets on the date of the Reorganization); and

                 (f)   The tax basis to the Acquiring Portfolio of the Acquired Portfolio's assets acquired by the Acquiring
                 Portfolio will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the
                 Reorganization, and the holding period of the assets of the Acquired Portfolio in the hands of the Acquiring
                 Portfolio will include the period during which those assets were held by the Acquired Portfolio.

           Notwithstanding anything herein to the contrary, neither the Acquiring Portfolio nor the Acquired Portfolio may waive the conditions set forth in this paragraph 8.6.

9.   BROKERAGE FEES AND EXPENSES

           9.1   The Acquiring Portfolio represents and warrants to the Acquired Portfolio, and the Acquired Portfolio represents and warrants to the Acquiring Portfolio, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2        (a) Except as may be otherwise provided herein, the Acquired Portfolio shall be liable for the expenses (Thrivent
                 Financial for Lutherans and/or one or more of its affiliates has agreed to assume said expenses by separate agreement) incurred in connection with entering into and carrying out the provisions of this Agreement, including the expenses of:

                         (i)   counsel and independent accountants associated with the Reorganization;

                         (ii)   printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Portfolio referred to in paragraph 5.2 hereof,

                         (iii)   any special pricing fees associated with the valuation of the Acquired Portfolio's or the
                         Acquiring Portfolio's portfolio on the Closing Date;

                         (iv)   expenses associated with preparing this Agreement and preparing and filing the Registration
                         Statement under the 1933 Act covering the Acquiring Portfolio Shares to be issued in the Reorganization;
                         and

                         (v)   registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Portfolio Shares to be issued in connection with the Reorganization. The Acquiring Portfolio and the Acquired Portfolio shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

                 (b)   Consistent with the provisions of paragraph 1.1, the Acquired Portfolio, prior to the Closing, shall pay for or include in the Statement of Assets and Liabilities prepared pursuant to paragraph 4.1(f) all of its known and reasonably estimated expenses associated with the transactions contemplated by this Agreement.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

           10.1   The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.   TERMINATION

           11.1   This Agreement may be terminated by the mutual agreement of the AAL Fund on behalf of the Acquiring Portfolio and the LB Fund on behalf of the Acquired Portfolio. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

                 (a)   because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

                 (b)   by resolution of the AAL Fund's Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Portfolio's shareholders; or

                 (c)   by resolution of the LB Fund's Board of Directors if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Portfolio's shareholders.

           11.2   In the event of any such termination, there shall be no liability for damages on the part of either the Acquired
Portfolio or the Acquiring Portfolio or the respective Directors or officers of the AAL Fund or the LB Fund to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.

12. AMENDMENTS; WAIVERS

           12.1   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Portfolio and the Acquiring Portfolio; provided, however, that following the meeting of the Acquired Portfolio shareholders called by the Acquired Portfolio pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Portfolio Shares to be issued to the Acquired Portfolio's shareholders under this Agreement to the detriment of such shareholders without their further approval.

           12.2   At any time prior to the Closing Date either party hereto may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions (other than those contained in any of paragraph 8.1, paragraph 8.4 or paragraph 8.6 of this Agreement) made for its benefit contained herein.

13.    NOTICES

           Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by hand delivery, fax, or certified mail addressed to the AAL Variable Product Series Fund, Inc., 4321 North
Ballard Road, Appleton, WI 54919-0001, Attention: Brett Agnew; or to LB Series Fund, Inc., 625 Fourth Avenue South, Minneapolis,
MN 55415, Attention: John C. Bjork.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

           14.l   The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

           14.2   This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

           14.3   This Agreement shall be governed by and construed in accordance with the laws of the State of Minnesota.

           14.4   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

           IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman of the Board,
President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:

_______________________________                     _______________________________

Attest:

_______________________________                     _______________________________

                                                                                                                   APPENDIX B

LB Series Fund, Inc.

Prospectus

April 30, 2002
As Supplemented

Growth Portfolio
Value Portfolio
Money Market Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

LB Series Fund, Inc.

Supplement to Prospectus
Dated April 30, 2002

The section of the prospectus under the heading "The Separate Accounts and The Contracts" is deleted in its entirety and replaced with the following:

"The Separate Accounts and the Retirement Plans"

Shares in the Fund are currently sold, without sales charges, only to:

  Separate accounts of Thrivent Financial and Lutheran Brotherhood Variable Insurance Products Company ("LBVIP"), which are used to fund benefits of variable life insurance and variable annuity contracts (each a "variable contract") issued by Thrivent Financial and LBVIP
  Retirement plans sponsored by Thrivent Financial

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Portfolios of the Fund. Participants in the retirement plans should consult retirement plan documents for information on how to invest. The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans.

The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable contracts or the participants in the retirement plans. Orders placed before the close of the New York Stock Exchange ("NYSE") on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the net asset value ("NAV") calculated as of the close of the NYSE that day.

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable contract owners and the interest of plan participants with respect to their investments in the Fund. The Fund's Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

The following section is added to the prospectus:

"Fees and Expenses of the Portfolios Available in the Retirement Plans"

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios available in the retirement plans. None of the Portfolios in the Fund have sales charges.

Annual Portfolio Operating Expenses
(expenses that are deducted from Fund assets)

                                                                                                  Total Portfolio Annual
Portfolio                           Management Fees                Other Expenses                 Expenses
---------                           ---------------                --------------                 ----------------------
Opportunity Growth                  0.40%                          0.06%                          0.46%
Mid Cap Growth                      0.40                           0.04                           0.44
World Growth                        0.85                           0.09                           0.94
Growth                              0.40                           0.02                           0.42
High Yield                          0.40                           0.04                           0.44
Income                              0.40                           0.03                           0.43
Limited Maturity Bond               0.40                           0.06                           0.46

The percentage of expense levels shown in the table as "Other Expenses" for the Limited Maturity Bond Fund are based on estimates since the Portfolio became effective November 30, 2001.

Thrivent Financial and LBVIP have agreed to pay on behalf of the Fund or to reimburse the Fund for all expenses of the Fund other than the investment advisory fee pursuant to an Expense Reimbursement Agreement. With the Expense Reimbursement Agreement, the Total Portfolio Annual Expense would be 0.85% for the World Growth Portfolio and 0.40% for the Opportunity Growth Portfolio, the Mid Cap Growth Portfolio, the Growth Portfolio, the High Yield Portfolio, the Income Portfolio and the Limited Maturity Bond Portfolio. The Expense Reimbursement Agreement can be terminated at any time by the mutual agreement of the Fund, Thrivent Financial, and LBVIP.

Example

This example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio                                  1 Year                 3 Years                 5 Years               10 Years
---------                                  ------                 -------                 -------               --------
Opportunity Growth                           $47                   $148                    $258                 $  579
Mid Cap Growth                               45                     141                     246                    555
World Growth                                 96                     300                     520                   1155
Growth                                       43                     135                     235                    530
High Yield                                   45                     141                     246                    555
Income                                       44                     138                     241                    542
Limited Maturity Bond                        47                     148                     258                    579

The date of this Supplement is December 27, 2002.

Please include this supplement with your prospectus.

Table Of Contents

Page

           The Portfolios
                Growth Portfolio
                Value Portfolio
                Money Market Portfolio

           Management
                Investment Adviser
                Portfolio Managers
                Personal Securities Investments
                Advisory Fees

           The Separate Accounts And The Contracts
           Net Asset Value
           Distributions And Taxes
           Other Securities And Investment Practices
           Financial Highlights

The Portfolios

Growth Portfolio

Investment Objective. The investment objective of the Growth Portfolio is to achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

Principal Strategies. The Growth Portfolio's principal strategy for achieving its objective is to invest in leading U.S. domestic and multi-national companies. Thrivent Financial for Lutherans ("Thrivent Financial"), the Portfolio's investment adviser, uses fundamental and technical investment research techniques to identify stocks of companies that it believes have a leading position and successful business strategy within their industry.

The Portfolio invests primarily (at least 65%) in stocks of large and, to a lesser extent, medium-sized, companies, which Thrivent Financial believes have balance sheet strength and profitability. Thrivent Financial defines large- and medium-sized companies according to the market capitalization classifications published by Lipper, Inc. Based on Lipper's guidelines as of February 28, 2002, large-sized companies are those with market capitalizations of at least $10.1 billion and medium-sized companies are those with market capitalizations between approximately $2.4 billion and 10.1 billion. Thrivent Financial seeks to invest in companies with a strong management team that will develop business strategies which lead to sales and earnings growth and improving relative stock value.

The Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks. The Growth Portfolio's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks. Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

For these and other reasons, the Growth Portfolio may underperform other stock Portfolios (such as small company or medium company stock Portfolios) when larger company stocks are out of favor.

The success of the Growth Portfolio's investment strategy depends significantly on Thrivent Financial's skill in assessing the potential of the securities in which the Portfolio invests. Shares of the Growth Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Growth Portfolio cannot be certain that it will achieve its objective.

Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Volatility And Performance

The bar chart and table shown below provide an indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for one, five, and ten years compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio may be purchased only through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Growth Portfolio commenced operations on January 9, 1987.

YEAR-BY-YEAR TOTAL RETURN
[GRAPHIC BAR CHART OMITTED:]

           Annual
Year       Return
1992        8.13%
1993       10.10%
1994       -4.66%
1995       37.25%
1996       22.44%
1997       30.18%
1998       28.38%
1999       43.61%
2000       -4.95%
2001      -19.13%

Best Quarter:        Q4 '99    +25.53%
Worst Quarter:       Q3 '01    -21.57%

Average Annual Total Returns
(Periods ending December 31, 2001)

                 1 Year     5 Years     10 Years
------------------------------------------------
Growth
Portfolio       -19.13%      13.02%      13.39%

S&P 500         -11.87%      10.71%      12.93%

The S&P 500 is an unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

Value Portfolio

Investment Objective. The investment objective of the Value Portfolio is to achieve long-term growth of capital.

Principal Strategies. The principal strategy for achieving this objective is to invest, under normal market conditions, at least 65% of its assets in common stocks of large market capitalization companies which Thrivent Financial believes to be undervalued. Thrivent Financial, the Portfolio's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Based on Lipper's guidelines as of February 28, 2002, companies with large market capitalizations are those with market capitalizations of at least $10.1 billion.

Thrivent Financial uses both fundamental and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios.

The Value Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks. The Value Portfolio's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

There is also a risk the prices of stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

For these and other reasons, the Value Portfolio may underperform other stock funds.

The success of the Portfolio's investment strategy depends significantly on Thrivent Financial's skill in assessing the potential of the securities in which the Portfolio invests. Shares of the Value Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Value Portfolio cannot be certain that it will achieve its objective.

The Value Portfolio commenced operations on November 30, 2001. No bar chart or performance table has been included for the Portfolio. Because shares of the Portfolio may be purchased only through variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.

Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

The price-to-earnings (P/E) ratio represents the price of a stock divided by its earnings per share. In general, the higher the P/E, the greater the expectations are for earnings growth.

The price-to-book ratio represents the price of a stock divided by its net asset value. The price/book ratio can be a guide in determining the value of a stock.

Money Market Portfolio

Investment Objective. The investment objective of the Money Market Portfolio is to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

Principal Strategies. The Money Market Portfolio seeks to achieve its objective by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills.

Thrivent Financial, the Portfolio's investment adviser, uses fundamental investment research techniques to determine what money market instruments to buy and sell. Under normal market conditions, the Portfolio invests primarily in prime commercial paper. Thrivent Financial looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

Thrivent Financial manages the Money Market Portfolio subject to strict rules established by the Securities and Exchange Commission that are designed so that the Money Market Portfolio may maintain a stable $1.00 share price. Those guidelines generally require the Money Market Portfolio to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the guidelines require the Money Market Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

Under the guidelines, at least 95% of the Money Market Portfolio's total assets must be invested in "first tier" securities. First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by Thrivent Financial to be of comparable quality). First-tier securities generally include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of the Money Market Portfolio's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by Thrivent Financial to be of comparable quality), or kept in cash.

Principal Risks. The Money Market Portfolio's principal risks are those that could affect the yield of its shares. They include those factors that could cause short-term interest rates to decline, such as a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies. The success of the Portfolio's investment strategy depends significantly on Thrivent Financial's skill in assessing the potential of the securities in which the Portfolio invests.

An investment in the Money Market Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Volatility And Performance

The bar chart and table shown below provide an indication of the risks of investing in the Money Market Portfolio by showing changes in the Portfolio's performance from year to year and by showing the Portfolio's average annual returns for one, five, and ten years.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio may be purchased only through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Money Market Portfolio commenced operations on January 9, 1987.

YEAR-BY-YEAR TOTAL RETURN
[GRAPHIC BAR CHART OMITTED:]

           Annual
Year       Return
1992       3.53%
1993       2.87%
1994       4.00%
1995       5.71%
1996       5.20%
1997       5.43%
1998       5.32%
1999       4.94%
2000       6.21%
2001       3.96%

Best Quarter:        Q4 '00    +1.59%
Worst Quarter:       Q4 '01    +0.56%

Average Annual Total Returns
(Periods ending December 31, 2001)

                     1 Year   5 Years    10 Years
-------------------------------------------------
Money Market
Portfolio             3.96%     5.17%      4.71%

Management

Investment Adviser

Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of LB Series Fund, Inc ("the Fund"). Thrivent Financial has been in the investment advisory business since 1970. As of December 31, 2001, Thrivent Financial had assets under management of approximately $58.6 billion.

Thrivent Financial provides investment research and supervision of the assets for the Growth Portfolio, Value Portfolio and Money Market Portfolio.

Portfolio Managers

Growth Portfolio
Scott A. Vergin has been the portfolio manager of the Growth Portfolio since 1994. He also has served as portfolio manager of Lutheran Brotherhood Growth Fund since February 2002. Mr. Vergin has been with Thrivent Financial since 1984.

Value Portfolio
Lewis A. Bohannon has served as portfolio manager of the Value Portfolio since February 2002. Mr. Bohannon also has served as portfolio manager for The AAL Equity Income Fund since 1995, AAL Equity Income Portfolio since 2001, and Lutheran Brotherhood Value Fund since 2002.

Money Market Portfolio
Gail R. Onan has been the portfolio manager of the Money Market Portfolio since 1994. She also serves as the portfolio manager for Lutheran Brotherhood Money Market Fund. Ms. Onan has been with Thrivent Financial since 1986.

Personal Securities Investments

Personnel of Thrivent Financial may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.

Advisory Fees

Each Portfolio pays an annual investment advisory fee to Thrivent Financial. The advisory agreement between Thrivent Financial and the Fund provides for the following advisory fees, expressed as a percentage of the Portfolio's net assets:

                        Growth Portfolio                   .40%
                        Value Portfolio                    .60%
                        Money Market Portfolio             .40%

The Separate Accounts And The Contracts

Shares in the Fund are currently sold, without sales charges, only to separate accounts of Thrivent Financial and Lutheran Brotherhood Variable Insurance Products Company ("LBVIP"). These separate accounts fund benefits of variable life insurance and variable annuity contracts. A Prospectus for your variable contract accompanies this Prospectus and describes how you may allocate the premiums and the assets relating to your variable contract among one or more of the subaccounts which correspond to the Portfolios of the Fund.

The separate accounts of Thrivent Financial and LBVIP place a single order to buy or sell shares of each Portfolio each business day. The separate accounts calculate the amount of the order based on the aggregate instructions from owners of the variable annuity contracts. Instructions received from contract owners before the close of the New York Stock Exchange ("NYSE")on a given day result in share purchases and redemptions at the net asset value ("NAV") calculated as of the close of the NYSE that day.

Net Asset Value

Each Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio's liabilities, and dividing the result by the number of outstanding shares. The NAV for the Portfolios varies with the value of their investments. The Portfolios value their securities using market quotations, other than short-term debt securities maturing in less than 60 days, which are valued using amortized costs, and securities for which market quotations are not readily available, which are valued at fair value.

The Portfolios determine their NAV on each day the NYSE is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The calculation normally is made as of the close of regular trading of the NYSE (currently 4:00 p.m. Eastern time) after the Portfolio has declared any applicable dividends. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the value of a Portfolio's investment in foreign securities changes on days when you are not able to change the allocation in your variable contract.

Distributions And Taxes

Dividends and capital gains distributions of each Portfolio will be reinvested in additional full and fractional shares of that Portfolio.

Dividends. Dividends are declared and paid as follows:

Declared and paid daiIy             Money Market Portfolio

Declared and paid annually          Growth Portfolio
                                    Value Portfolio

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Portfolio.

Capital Gains. Capital gains distributions, if any, usually will be declared in February for the prior calendar year.

Contract owners should review the documents pertaining to their variable annuity contracts for information regarding the personal tax consequences of purchasing such a contract.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

Other Securities And Investment Practices

The principal investment strategies and risk factors of each Portfolio are outlined beginning on page 2. The Portfolios may also invest in other securities and engage in other practices. Below are brief discussions of some of these securities, other practices in which certain of the Portfolios may engage, and their associated risks.

Repurchase Agreements. Each of the Portfolios may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-Issued Securities. Each Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-Backed And Asset-Backed Securities. The Money Market Portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero Coupons. Each of the Portfolios may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Portfolio to liquidate securities at a disadvantageous time.

Foreign Securities. Each of the Portfolios may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of the Portfolios may use foreign currencies and related instruments to hedge its foreign investments.

Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Restricted And Illiquid Securities. Each of the Portfolios may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Portfolio's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

Securities Lending. Each of the Portfolios, except the Money Market Portfolio, may seek additional income by lending securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

Derivatives. Each of the Portfolios, except the Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Portfolio's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Portfolio. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-Yield Bonds. Each of the Portfolios, except the Money Market Portfolio, may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Portfolio invests in high-yield bonds, it takes on certain risks:

  The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
  Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Short-Term Trading. The investment strategy for each Portfolio, except the Money Market Portfolio, at times may include short-term trading. While a Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Portfolio's transaction costs.

Initial Public Offering. The Growth Portfolio and Value Portfolio may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Portfolio's size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio's reported performance than when the Portfolio is larger. Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities. There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

International Exposure. Many U.S. companies in which each Portfolio, except the Money Market Portfolio, may invest have the potential to generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Portfolio shares.

Bonds. The value of any bonds held by a Portfolio is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Portfolio.

Securities Ratings. When fixed-income securities are rated by one or more independent rating agencies, a Portfolio uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Portfolio's adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Portfolio (other than the Money Market Portfolio) may choose to follow the higher rating. If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive Investing. In response to market, economic, political, or other conditions, each Portfolio (other than the Money Market Portfolio) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Portfolio does this, different factors could affect the Portfolio's performance and it may not achieve its investment objective.

Financial Highlights

The financial highlights tables for each of the Portfolios are intended to help you understand the Portfolios' financial performance for the past 5 years or, if shorter, the period of the Portfolios' operations. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Portfolio(assuming reinvestment of all dividends and distributions). All per share amounts have been rounded to the nearest cent. The returns do not reflect any charges that would normally occur at the separate account level. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolios' financial statements, are included in the Annual Report for LB Series Fund, Inc. for the fiscal year ended December 31, 2001, which is available upon request.

Growth Portfolio

                                                                                Years ended December 31,
                                                                      2001          2000         1999           1998        1997
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                $24.06         $30.24        $23.51         $21.58     $19.32
                                                                    ------         ------        ------         ------     ------
Income From Investment Operations -
  Net investment income                                               0.07           0.13          0.11           0.19       0.21
  Net realized and unrealized gain(loss) on investments (a)          (4.13)         (1.18)         9.14           5.28       4.97
                                                                    ------         ------        ------         ------     ------

    Total from investment operations                                 (4.06)         (1.05)         9.25           5.47       5.18
                                                                    ------         ------        ------         ------     ------

Less Distributions -
  Dividends from net investment income                               (0.05)         (0.08)        (0.11)         (0.19)     (0.21)
  Distributions from net realized gain on investments                (4.70)         (5.05)        (2.41)         (3.35)     (2.71)
                                                                    ------         ------        ------         ------     ------
    Total distributions                                              (4.75)         (5.13)        (2.52)         (3.54)     (2.92)
                                                                    ------         ------        ------         ------     ------

Net asset value, end of period                                      $15.25         $24.06        $30.24         $23.51     $21.58
                                                                    ------         ------        ------         ------     ------
                                                                    ------         ------        ------         ------     ------

Total investment return at net asset value (b)                      (19.13%)        (4.95%)       43.61%         28.38%     30.18%

Net assets, end of period ($ millions)                           $3,607.7       $4,695.7      $4,913.3       $3,320.0   $2,426.1

Ratio of expenses to average net assets                               0.40%          0.40%         0.40%          0.40%      0.40%

Ratio of net investment income to average net assets                  0.43%          0.48%         0.45%          0.94%      1.11%

Portfolio turnover rate                                              94%           108%          124%           152%       193%
------------------------------------------------------------------------------------------------------------------------------------
(a) The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemption of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

Value Portfolio

                                                                     For the period from
                                                                      November 30, 2001
                                                                     (effective date) to
                                                                      December 31, 2001
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                        $10.00
                                                                            ------

Income From Investment Operations -
Net investment income                                                         0.01
  Net realized and unrealized gain (loss) on investments (a)                  0.13
                                                                            ------

    Total from investment operations                                          0.14
                                                                            ------

  Net asset value, end of period                                            $10.14
                                                                            ------
                                                                            ------

Total investment return at net asset value (b)                                1.44%

Net assets, end of period ($ millions)                                       $6.9

Ratio of expenses to average net assets                                       0.60%(c)

Ratio of net investment income to average net assets                          0.87%(c)

Portfolio turnover rate                                                       -
------------------------------------------------------------------------------------------------------------------------------------
(a) The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemption of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) Computed on an annualized basis.

Money Market Portfolio

                                                                                Years ended December 31,
                                                              2001         2000          1999        1998        1997
---------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                         $1.00         $1.00        $1.00        $1.00       $1.00
                                                             -----         -----        -----        -----       -----
    Net investment income from investment operations          0.04          0.06         0.05         0.05        0.05
    Less: Dividends from net investment income               (0.04)        (0.06)       (0.05)       (0.05)      (0.05)
                                                             -----         -----        -----        -----       -----

Net asset value, end of period                               $1.00         $1.00        $1.00        $1.00       $1.00
                                                             -----         -----        -----        -----       -----
                                                             -----         -----        -----        -----       -----

Total return (a)                                              3.96%         6.21%        4.94%        5.32%       5.43%

Net assets, end of period ($ millions)                     $407.7        $291.7       $294.9       $193.8      $121.2

Ratio of expenses to average net assets                       0.40%         0.40%        0.40%        0.40%       0.40%

Ratio of net investment income to average net assets          3.76%         6.03%        4.86%        5.16%       5.27%
------------------------------------------------------------------------------------------------------------------------------------
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

The Statement of Additional Information which is incorporated by reference into this Prospectus contains additional information about the Fund and its Portfolios. Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports for variable products. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Portfolios during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836. You also may review and copy information about the Portfolios (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-942-8090. You also may get information about the Portfolios on the EDGAR database at the SEC web site (www.sec.gov) and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an e-mail to: publicinfo@sec.gov.

1940 Act File No. 811-4603

                                                                                                                  APPENDIX C
LB Portfolio Management's Discussion/Financial Highlights

from

Annual Report dated
December 31, 2002

Growth Portfolio
Value Portfolio
Money Market Portfolio

                               Growth Portfolio

Scott A. Vergin, Portfolio Manager
Mr. Vergin began serving as portfolio manager of the Growth Portfolio in
November 1994. He joined Thrivent Financial for Lutherans in 1984 and has served as a portfolio manager since 1994.

[PHOTO]

Scott A. Vergin

Investor psychology remained fragile in 2002, helping drive large-company stock returns lower. For the 12-month period ended December 31, 2002, shares of the
Growth Portfolio were off 29.99%, while large-capitalization growth funds tracked by Lipper, Inc. averaged a 29.18% decline. The Portfolio's market benchmark, the S&P 500 Index, lost 22.10% during this time.

Market Environment Fickle
With corporate profits already weak, investors faced new concerns in 2002--many stemming from the collapse of energy trader Enron. As news spread of Enron's aggressive accounting practices, investors cast a skeptical eye on other companies' balance sheets, as well. This created considerable turbulence in the equity markets--made worse by vacillating views on the state of the economy.
Through June, the Portfolio's aggressive stance and relatively low cash reserves hurt relative performance, while our exposure to troubled conglomerate
Tyco also dampened returns.

Investors remained skittish in the second half, fretting over the decelerating economy, continued terrorism threats and the potential for a U.S.-led war in
Iraq. Stock valuations hit a cyclical low in July, which was subsequently retested in early October. While technology issues sustained particularly heavy losses during this time, we were able to gain ground against our peer group in this sector due to strong stock selection.

As the period progressed, we remained fully invested while concentrating our investments in cyclical growth sectors of the economy, including industrial manufacturing, media and technology. This strategy worked to our advantage in late October and November, when growth stocks rebounded on the strength of promising economic indicators. December saw a pullback in valuations, with investors taking profits following nearly two months of market gains.

Outlook
Despite the dismal performance of large-company stocks over the past year, we remain optimistic heading into 2003. After sputtering in the fourth quarter of
2002, we believe the economy will show gradual strength over the coming year.
This, coupled

                                    [CHART]

Top Industries

Information Technology             20.7%
Health Care                        18.9%
Finance                            17.7%
Consumer Discretionary             16.3%
Industrials                         9.7%
Consumer Staples                    6.2%
Energy                              4.4%
Communication Services              1.1%
Basic Materials                     0.8%

                                    [CHART]

Portfolio Composition
  (% of Portfolio)

Common Stocks 95.8%
Short-Term Investments 4.2%

The Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks of large companies that show above average potential for growth in earnings.

with low interest rates, should bode well for both capital spending and corporate profitability. A sustained increase in business activity could improve investor confidence, which is sorely needed in today's market environment. The wild card, however, remains the tense situation in Iraq, which will need to be addressed one way or another before investors can let down their guard.

Over the coming months, we will continue to focus on companies most likely to benefit from a cyclical rebound in the economy. Examples include enterprise software providers within the technology sector, as well as broadcasters and cable operators within the media arena. As always, however, we will keep the
Portfolio invested across a broad range of industries, while seeking out firms able to prosper regardless of economic conditions.

                                    [CHART]

Date               Growth
               Portfolio Value  S&P 500 Index*   CPI Value**
               ---------------  --------------   -----------
12/31/1992        $10,000          $10,000         $10,000
 1/31/1993         10,173           10,084          10,049
 2/28/1993         10,146           10,221          10,085
 3/31/1993         10,428           10,437          10,120
 4/30/1993         10,237           10,184          10,148
 5/31/1993         10,501           10,457          10,162
 6/30/1993         10,511           10,488          10,176
 7/31/1993         10,481           10,445          10,176
 8/31/1993         10,866           10,842          10,204
 9/30/1993         10,966           10,759          10,226
10/31/1993         11,063           10,981          10,268
11/30/1993         10,766           10,876          10,275
12/31/1993         11,010           11,008          10,275
 1/31/1994         11,356           11,382          10,303
 2/28/1994         11,049           11,073          10,338
 3/31/1994         10,513           10,591          10,374
 4/30/1994         10,499           10,726          10,388
 5/31/1994         10,512           10,902          10,395
 6/30/1994         10,154           10,635          10,430
 7/31/1994         10,396           10,984          10,458
 8/31/1994         10,869           11,435          10,500
 9/30/1994         10,693           11,155          10,529
10/31/1994         10,844           11,406          10,536
11/30/1994         10,417           10,990          10,550
12/31/1994         10,497           11,153          10,550
 1/31/1995         10,728           11,443          10,592
 2/28/1995         11,151           11,888          10,634
 3/31/1995         11,468           12,239          10,669
 4/30/1995         11,800           12,600          10,705
 5/31/1995         12,165           13,103          10,726
 6/30/1995         12,697           13,408          10,747
 7/31/1995         13,378           13,852          10,747
 8/31/1995         13,419           13,887          10,775
 9/30/1995         13,838           14,473          10,796
10/31/1995         13,877           14,421          10,832
11/30/1995         14,385           15,055          10,825
12/31/1995         14,409           15,345          10,817
 1/31/1996         14,758           15,867          10,881
 2/28/1996         15,066           16,014          10,916
 3/31/1996         15,119           16,168          10,973
 4/30/1996         15,659           16,407          11,015
 5/31/1996         16,004           16,830          11,036
 6/30/1996         15,796           16,894          11,043
 7/31/1996         15,115           16,147          11,064
 8/31/1996         15,710           16,488          11,085
 9/30/1996         16,665           17,416          11,121
10/31/1996         16,950           17,896          11,156
11/30/1996         18,027           19,249          11,177
12/31/1996         17,638           18,868          11,177
 1/31/1997         18,804           20,047          11,212
 2/28/1997         18,567           20,204          11,247
 3/31/1997         17,693           19,373          11,276
 4/30/1997         18,516           20,530          11,290
 5/31/1997         19,829           21,780          11,283
 6/30/1997         20,672           22,756          11,297
 7/31/1997         22,502           24,566          11,311
 8/31/1997         21,608           23,190          11,332
 9/30/1997         22,804           24,460          11,360
10/31/1997         22,045           23,643          11,388
11/30/1997         22,642           24,738          11,381
12/31/1997         22,961           25,163          11,367
 1/31/1998         23,121           25,441          11,388
 2/28/1998         24,752           27,276          11,409
 3/31/1998         26,001           28,672          11,431
 4/30/1998         26,448           28,961          11,452
 5/31/1998         25,808           28,463          11,473
 6/30/1998         26,797           29,619          11,487
 7/31/1998         26,504           29,304          11,501
 8/31/1998         22,025           25,067          11,515
 9/30/1998         23,693           26,673          11,529
10/31/1998         25,543           28,842          11,557
11/30/1998         27,207           30,590          11,557
12/31/1998         29,477           32,353          11,550
 1/31/1999         31,331           33,706          11,579
 2/28/1999         30,026           32,659          11,593
 3/31/1999         31,929           33,965          11,628
 4/30/1999         33,014           35,281          11,712
 5/31/1999         32,345           34,448          11,712
 6/30/1999         34,678           36,360          11,712
 7/31/1999         33,650           35,224          11,748
 8/31/1999         33,594           35,050          11,776
 9/30/1999         33,722           34,089          11,832
10/31/1999         36,080           36,246          11,853
11/30/1999         38,343           36,983          11,861
12/31/1999         42,331           39,162          11,861
 1/31/2000         40,861           37,194          11,889
 2/28/2000         44,073           36,490          11,959
 3/31/2000         46,537           40,060          12,058
 4/30/2000         44,112           38,855          12,065
 5/31/2000         41,981           38,057          12,072
 6/30/2000         44,833           38,995          12,142
 7/31/2000         44,109           38,386          12,164
 8/31/2000         48,188           40,770          12,178
 9/30/2000         45,456           38,618          12,241
10/31/2000         44,081           38,454          12,262
11/30/2000         39,291           35,423          12,269
12/31/2000         40,236           35,596          12,262
 1/31/2001         41,838           36,859          12,340
 2/28/2001         36,711           33,498          12,389
 3/31/2001         33,760           31,376          12,417
 4/30/2001         37,246           33,814          12,467
 5/31/2001         36,950           34,041          12,523
 6/30/2001         35,926           33,212          12,544
 7/31/2001         34,716           32,885          12,509
 8/31/2001         31,703           30,827          12,509
 9/30/2001         28,177           28,337          12,565
10/31/2001         29,519           28,878          12,523
11/30/2001         32,359           31,093          12,502
12/31/2001         32,538           31,365          12,452
 1/31/2002         31,545           30,908          12,481
 2/28/2002         29,913           30,312          12,530
 3/31/2002         31,311           31,452          12,600
 4/30/2002         28,726           29,545          12,671
 5/31/2002         28,195           29,327          12,671
 6/30/2002         25,714           27,238          12,678
 7/31/2002         23,666           25,115          12,692
 8/30/2002         23,846           25,281          12,734
 9/30/2002         21,545           22,536          12,756
10/31/2002         23,408           24,517          12,787
11/29/2002         24,659           25,959          12,787
12/31/2002         22,779           24,435          12,759

          Portfolio Facts
Net Assets $2,004,730,773 NAV $10.62

Average Annual Total Returns/1/
    December 31, 2002

 1 Year    5 Years   10 Years
-------------------------------
(29.99)%   (0.16)%    8.58%

*  An unmanaged index comprised of 500 stocks representative of the stock market as a whole. It is not possible to invest directly in the Index.
**   The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.
/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Portfolio's adviser reimbursed Portfolio expenses. Had the adviser not done so, the
    Portfolio's total returns would have been lower.

                                Value Portfolio

Lewis A. Bohanon, Portfolio Manager
Mr. Bohanon began serving as portfolio manager of the Value Portfolio in
February 2002. He joined Thrivent Financial for Lutherans in 1995 and has served as a portfolio manager since 1995.

[PHOTO]

Lewis A. Bohanon

Value stocks generated solid returns early on, before they succumbed to selling pressure later in the year. For the 12-month period ended December 31, 2002, shares of the Value Portfolio retreated 22.85%, while large-cap value funds tracked by Lipper, Inc., averaged a 19.87% decline. The Portfolio's market benchmark, the S&P 500/Barra Value Index, lost 20.85% during this same time.

Third Quarter Difficult
The first quarter of 2002 produced mixed results for equity investors, with growth and value shares jockeying for market leadership. As the period progressed, investors placed increased emphasis on corporate accounting issues, penalizing companies with even slight hints of balance sheet uncertainty. Value stocks retreated in April behind disappointing earnings projections, but still managed to outperform growth issues through the second quarter. During this time, the Portfolio's health care, consumer staples and utility holdings helped shore up relative performance.

Market volatility escalated significantly during the third quarter, hampering the performance of growth- and value-oriented shares alike. With market participants growing increasingly risk averse, we steered clear of hard-hit telecommunications issues, while maintaining our technology allocation at modest levels. This strategy helped buffer the Portfolio during the turbulent summer months, resulting in competitive returns through September.

October and November were particularly difficult months--accounting for nearly all of the Portfolio's underperformance for the year. In October, a number of large positions across several different sectors disappointed, pulling the
Portfolio's returns lower. November saw a sudden upsurge in the performance of speculative growth stocks, which proved ill-suited to the Portfolio's defensive investment posture. This same structure worked to our advantage in December, however, as growth stocks retreated amid growing economic and geopolitical concerns.

Outlook
As we move into 2003, there is still plenty of concern surrounding the sluggish economy and the specter of a U.S. showdown in Iraq. Until clear progress is shown

                                    [CHART]

Top Industries

Finance                 27.1%
Energy                  10.4%
Industrials             10.4%
Consumer Discretionary  10.0%
Information Technology   7.7%
Health Care              7.6%
Consumer Staples         7.1%
Communication Services   6.2%
Basic Materials          5.5%
Utilities                3.8%

                                    [CHART]

Common Stocks - 95.8%
Short Term Investments - 4.2%

The Value Portfolio seeks long-term growth of capital by investing primarily in common stocks of large companies that are considered undervalued.

on both of these fronts, investors are likely to remain hesitant at best.
Fortunately, a fiscal stimulus package could be in the offing and business spending appears to be picking up, which should result in healthier stock market returns over the long-term.

Over the past few months, we have made significant efforts to minimize company-specific risk by increasing the number of holdings in the Portfolio. At the same time, we have reduced our exposure to defensive market segments and shored up our position in economically sensitive stocks. We believe this measured investment approach will help cushion the Portfolio against major earnings disappointments, while still allowing our investors to benefit from an expanding U.S. economy.

                                    [CHART]

                         Value of a $10,000 Investment

                                  S&P 500/        Consumer
                    Value       Barra Value        Price
                  Portfolio       Index**          Index*
11/30/2001        $10,000        $10,000          $10,000
12/31/2001         10,144         10,152            9,961
01/31/2002          9,949          9,874            9,983
02/28/2002          9,927          9,785           10,023
03/31/2002         10,377         10,287           10,079
04/30/2002         10,070          9,771           10,135
05/31/2002         10,060          9,810           10,135
06/30/2002          9,412          9,192           10,141
07/31/2002          8,611          8,198           10,152
08/30/2002          8,644          8,255           10,186
09/30/2002          7,788          7,312           10,203
10/31/2002          7,859          7,919           10,228
11/29/2002          8,199          8,475           10,228
12/31/2002          7,826          8,034           10,206

        Portfolio Facts
Net Assets $95,105,825 NAV $7.74

Average Annual Total Returns/1/
 December 31, 2002

                  From
               Inception
 1 Year        11/30/2001
-------------------------------
(22.85)%        (20.22)%

*   The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.
**  An unmanaged capitalization weighted index composed of the lowest price-to-book ratio securities in the S&P 500 Index. The S&P 500/Barra
    Index is designed so that approximately one-half of the S&P 500 market capitalization is characterized as "value" and the other half as "growth."
    It is not possible to invest directly in either index. The composition of the S&P 500/Barra Value Index serves as a better reflection of the Fund's current investment strategy than does the S&P 500.
/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Portfolio's adviser reimbursed Portfolio expenses. Had the adviser not done so, the
    Portfolio's total returns would have been lower.

                            Money Market Portfolio

Gail R. Onan, Portfolio Manager
Ms. Onan joined Thrivent Financial For Lutherans in 1969 and has served as a portfolio manager since 1994.

[PHOTO]

Gail R. Onan

Money market yields marched lower along with overall short-term market interest rates for the 12-month period ending December 31, 2002. The Money Market
Portfolio provided investors with a total return of 1.50%, while the
Portfolio's Lipper, Inc. peer group earned an average total return of 1.31%.

Federal Reserve Policy
Economic data over the period indicated soft economic performance in addition to heightened geopolitical risks, corporate accounting scandals, and executive suite malfeasance. This uncertainty inhibited spending, production, and employment over the period. In response to these lackluster economic reports, the Federal Open Market Committee ("FOMC"), the monetary policy setting arm of the U.S. Federal Reserve, continued to try to stimulate the economy by cutting its target for the federal funds rate significantly in November. The federal funds rate is the overnight interest rate at which depository institutions can borrow from the Federal Reserve. Changes in the federal funds rate affect interest rates, and, ultimately, the economy, including employment, production, and prices of goods and services. With investors anticipating an end to lower interest rates in March and again in October, we saw an opportunity to lock in higher yields by extending the Portfolio's duration. By investing in longer dated securities during these periods, we were able to keep the Portfolio's overall yield levels constant for future months.

Supply of Commercial Paper Limited
Beginning in the fourth quarter of 2001, the operating environment for money market participants changed significantly. Investors shunned issuers burdened with high levels of short-term debt following the bankruptcy of Enron Corp. and
WorldCom. In response, many companies cut back on short-term financing which significantly decreased the supply of commercial paper. While the supply of commercial paper diminished, we were still able to keep the Portfolio fully invested in only the highest quality money market instruments.

Outlook
Currently, money market funds are reinvesting maturing securities at lower yield levels, and we expect this to continue until the domestic economy shows

                                    [CHART]

   Portfolio Composition
  (% of Portfolio)

Short-Term Investments 100.0%

The Money Market Portfolio seeks current income with stability of principal by investing in high-quality short-term debt securities.*

signs of strength from its current tepid state, which should happen in 2003. It is likely that the FOMC will not lower rates any further and may begin to raise rates as the economy picks up steam. Once the economy improves, interest rates will edge up, and money market yields will rise. We believe investors will start to shift from the safety of money market funds back into the equities and corporate bond markets. We plan on maximizing liquidity for next year to prepare for this eventual shift out of money market funds.

We have always taken a very conservative credit position and invest in a broad range of industries and maturities. We focus on strong, top tier companies with established and growing track records in terms of company fundamentals, strong balance sheets, customer service focus and leaders in their respective industries. We add value to our shareholders by following a conservative investment approach centered on the highest-quality money market securities.

Seven-Day Yields**
December 31, 2002
Current.... 1.11%
Effective.. 1.12%

         Portfolio Facts
Net Assets $318,891,798 NAV $1.00

Average Annual Total Returns/1/
   December 31, 2002

1 Year    5 Years    10 Years
-------------------------------
1.50%      4.38%      4.51%

*   An investment in the LB Money Market Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.
**  Seven-day yields of the Money Market Portfolio refer to the income generated by an investment in the Portfolio over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.
/1/ Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Portfolio's adviser reimbursed Portfolio expenses. Had the adviser not done so, the
    Portfolio's total returns would have been lower.

Financial Highlights

The financial highlight tables for each of the Portfolios are intended to help you understand the Portfolios' financial performance for the past five years or, if shorter, the period of the Portfolios' operations.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions).  All per share amounts have been rounded to the nearest cent.  The returns do not reflect any charges that would normally occur at the separate account level.  This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolios' financial statements, are included in the Annual Report for Variable
Products for the fiscal year ended December 31, 2002, which is available upon request.

                                                                       Growth Portfolio
                                                    ---------------------------------------------------------
                                                       Year        Year         Year       Year       Year
                                                       Ended        Ended       Ended      Ended      Ended
For a share outstanding throughout each period (a)   12/31/2002  12/31/2001   12/31/2000 12/31/1999 12/31/1998
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $15.25      $24.06       $30.24     $23.51     $21.58

Income from Investment Operations:
Net investment income/(loss)                             0.07        0.07         0.13       0.11       0.19
Net realized and unrealized gain/(loss) on
 investments (b)                                       (4.63)      (4.13)       (1.18)       9.14       5.28
Total from Investment Operations                       (4.56)      (4.06)       (1.05)       9.25       5.47

Less Distributions from:
Net investment income                                  (0.07)      (0.05)       (0.08)     (0.11)     (0.19)
Net realized gains on investments                           -      (4.70)       (5.05)     (2.41)     (3.35)
Total Distributions                                    (0.07)      (4.75)       (5.13)     (2.52)     (3.54)
Net Asset Value, End of period                         $10.62      $15.25       $24.06     $30.24     $23.51

Total return (c)                                     (29.99)%    (19.13)%      (4.95)%     43.61%     28.38%
Net assets, end of period (in millions)              $2,004.7    $3,607.7     $4,695.7   $4,913.3   $3,320.0
Ratio of expenses to average net assets (d)             0.40%       0.40%        0.40%      0.40%      0.40%
Ratio of net investment income/(loss) to average
 net assets (d)                                         0.48%       0.43%        0.48%      0.45%      0.94%
Portfolio turnover rate                                   83%         94%         108%       124%       152%

If the adviser had not reimbursed expenses
and the Portfolio had not received credits
for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d,e)           0.42%
Ratio of net investment income/(loss) to average
 net assets (d,e)                                       0.46%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Prior period ratios not calculated due to a contractual arrangement between the Portfolios and the Advisor to reimburse all expenses in excess of Advisory fees.

                                                 Value Portfolio
                                            -----------------------------------------
                                               Year                Period
For a share outstanding throughout            Ended                Ended
each period (a)                             12/31/2002         12/31/2001 (f)
-------------------------------------------------------------------------------------

Net Asset Value, Beginning of
Period                                         $10.14              $10.00

Income from Investment Operations:
Net investment income                            0.07                0.01
Net realized and unrealized
gain/(loss) on investments (b)                 (2.39)                0.13
Total from Investment Operations               (2.32)                0.14

Less Distributions from:
Net investment income                          (0.08)                   -
Net realized gains on investments                   -                   -
Total Distributions                            (0.08)                   -
Net Asset Value, End of period                  $7.74              $10.14

Total return (c)                             (22.85)%               1.44%
Net assets, end of period (in
millions)                                       $95.1                $6.9
Ratio of expenses to average net
assets (d)                                      0.60%               0.60%
Ratio of net investment income to
average net assets (d)                          1.39%               0.87%
Portfolio turnover rate                          104%                   -

If the adviser had not reimbursed expenses and the Portfolio had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net
assets (d,e)                                   0.66%
Ratio of net investment income to
average net assets (d,e)                       1.33%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Prior period ratios not calculated due to a contractual arrangement between the Portfolios and the Advisor to reimburse all expenses in excess of Advisory fees.
(f) Since Portfolio inception, November 30, 2001.

                                                     Money Market Portfolio
                                    ----------------------------------------------------------
                                        Year       Year       Year       Year       Year
For a share outstanding                Ended      Ended      Ended      Ended      Ended
throughout each period (a)           12/31/2002  12/31/2001 12/31/2000 12/31/1999 12/31/1998
----------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
Period                                   $1.00       $1.00      $1.00      $1.00      $1.00

Income from Investment Operations:
Net investment income                     0.01        0.04       0.06       0.05       0.05
Net realized and unrealized
gain/(loss) on investments (b)               -           -          -          -          -
Total from Investment Operations          0.01        0.04       0.06       0.05       0.05

Less Distributions from:
Net investment income                    (0.01)      (0.04)     (0.06)     (0.05)     (0.05)
Net realized gains on investments            -           -          -          -          -
Total Distributions                      (0.01)      (0.04)     (0.06)     (0.05)     (0.05)
Net Asset Value, End of period           $1.00       $1.00      $1.00      $1.00      $1.00

Total return (c)                         1.50%       3.96%      6.21%      4.94%      5.32%
Net assets, end of period (in
millions)                               $318.9      $407.7     $291.7     $294.9     $193.8
Ratio of expenses to average net
assets (d)                              0.40%       0.40%      0.40%      0.40%      0.40%
Ratio of net investment income to
average net assets (d)                  1.49%       3.76%      6.03%      4.86%      5.16%
Portfolio turnover rate                   N/A         N/A        N/A        N/A        N/A

If the adviser had not reimbursed expenses and the Portfolio had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net
assets (d,e)                                     0.44%
Ratio of net investment income to
average net assets (d,e)                         1.45%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Prior period ratios not calculated due to a contractual arrangement between the Portfolios and the Advisor to reimburse all expenses in excess of Advisory fees.

[Outside back cover of proxy and prospectus]

The following documents contain additional information about the AAL Portfolios and are incorporated into this proxy statement and prospectus by reference.  You may obtain copies of the documents without charge by writing the AAL Series Fund at 4321 North Ballard
Road, Appleton, Wisconsin 54919-0001 or calling 1-800-847-4836.

           o  The prospectus relating to the AAL Series Fund dated April 30, 2002, as supplemented and previously sent to shareholders.
           o  The Statement of Additional Information relating to the AAL Series Fund dated April 30, 2002, as supplemented.
           o  The Annual Report for the AAL Series Fund dated December 31, 2002, which previously was sent to shareholders.

The following documents contain additional information about the LB Portfolios and are incorporated into this proxy statement and prospectus by reference.

           o  The prospectus relating to the LB Portfolios of LB Series Fund dated April 30, 2002, as  supplemented, accompanies this proxy statement and prospectus as Appendix B.
           o  The Management's Discussion of Fund Performance and the Financial Highlights with respect to the LB Portfolios from the  most recent Annual Report to Shareholders of LB Series Fund, Inc. accompanies this proxy statement and prospectus as Appendix C.
           o  The Statement of Additional Information relating to this proxy statement and prospectus dated March __, 2003.
           o  The Statement of Additional Information relating to the LB Series Fund dated April 30, 2002, as supplemented.

You may obtain copies of the above documents, as well as a copy of the latest Annual Report for the LB Series Fund, without charge, by writing the LB Series Fund at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or calling 1-800-847-4836.

The above documents relating to the AAL Portfolios and the LB Portfolios have been filed with the Securities and Exchange Commission
(the "SEC"), and you may obtain copies by accessing the SEC's Web site at http://www.sec.gov.   For a prescribed fee, you may obtain
copies of these documents by sending an email request to publicinfo@sec.gov  or writing to:  Public Reference Room, U.S. Securities and Exchange Commission, 450 5th Street, NW, Room 1300, Washington, D.C. 20549.

1940 Act File No. 811-4603

                                                 STATEMENT OF ADDITIONAL INFORMATION

                                                            MARCH __, 2003

                                                     ACQUISITION OF THE ASSETS OF
                                                   AAL AGGRESSIVE GROWTH PORTFOLIO
                                                     AAL EQUITY INCOME PORTFOLIO
                                                      AAL MONEY MARKET PORTFOLIO
                                                              Series of
                                                AAL VARIABLE PRODUCT SERIES FUND, INC.
                                                       4321 North Ballard Road
                                                    Appleton, Wisconsin 54919-0001
                                                            1-800-847-4836

                                                   BY AND IN EXCHANGE FOR ASSETS OF
                                                           GROWTH PORTFOLIO
                                                           VALUE PORTFOLIO
                                                        MONEY MARKET PORTFOLIO
                                                              Series of
                                                         LB SERIES FUND, INC.
                                                       625 Fourth Avenue South
                                                     Minneapolis, Minnesota 55415
                                                            1-800-847-4836

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement  and
Prospectus dated March   , 2003 for the Special Meeting of Shareholders to be held on April 9 , 2003.  The Proxy Statement and
Prospectus describes proposed Agreements and Plans of Reorganization between AAL Variable Product Series Fund, Inc. (the "AAL Series
Fund") and LB Series Fund, Inc. (the "LB Series Fund"), which provide that  shares of each of the AAL Aggressive Growth Portfolio,
AAL Equity Income Portfolio and AAL Money Market Portfolio (each an "AAL Portfolio" and collectively the "AAL Portfolios"), each a series of the AAL Series Fund, will be exchanged, respectively, for shares of the following comparable series of the LB Series
Fund:  Growth Portfolio, Value Portfolio and Money Market Portfolio (each an "LB Portfolio" and collectively the "LB Portfolios").

Copies of the Proxy Statement and Prospectus may be obtained at no charge by writing to LB Series Fund, Inc., 625 Fourth Avenue
South, Minneapolis, Minnesota 55415 or by calling 1-800-874-4836.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement and Prospectus.

This Statement of Additional Information consists of this cover page and the following documents:

1.    The Statement of Additional Information dated April 30, 2002 of LB Series Fund, Inc., included in Post-Effective Amendment
      No. 27 to the Registration Statement on Form N-1A of LB Series Fund, Inc. previously filed via EDGAR on April 30, 2002 (SEC
      File No. 033-03677), and incorporated by reference herein.

2.    The audited financial statements of the LB Portfolios included in the Annual Report of LB Series Fund, Inc. for the fiscal year ended December 31, 2002, previously filed via EDGAR on February 20, 2003 (SEC file No. 811-04603), and incorporated by reference herein.

3.    The Statement of Additional Information dated April 30, 2002 of AAL Variable Product Series Fund, Inc., included in
      Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of AAL Variable Product Series Fund, Inc.
      previously filed via EDGAR on May 13, 2002 (SEC File No. 033-82056), and incorporated by reference herein.

4.    The audited financial statements of the AAL Portfolios included in the Annual Report of AAL Variable Product Series Fund,
      Inc. for the fiscal year ended December 31, 2002, previously filed via EDGAR on February 20, 2003 (SEC file No. 811-08662), and incorporated by reference herein.

5.    The pro forma financial statements of the Value Portfolio and the Money Market Portfolio giving effect to the proposed reorganization. Pro forma financial statements relating to the Growth Portfolio are not included since the net assets of the
      AAL Aggressive Growth Portfolio did not exceed ten percent of the net assets of the Growth Portfolio as of December 31, 2002.

ProForma Financial Statements as of December 31, 2002
AAL Equity Income Portfolio/Value Portfolio

Balance Sheet
                                                                    AAL Equity          Value                Pro-Forma
                                                                      Income                                  Combined
Assets:
Investments in unaffiliated issuers at cost                         26,591,565       101,339,363           127,930,928
Investments at value                                                23,579,698        93,708,963           117,288,661

Cash                                                                         0               973                   973
Dividends and Interest Receivable                                       27,201           106,003               133,204
Receivable for investments sold                                      3,746,826        14,207,818            17,954,644
Receivable for trust shares sold                                        77,106                                  77,106
Receivable for forward contracts
-----------------------------------------------------------------------------------------------------------------------
 Total Assets                                                       27,430,831       108,023,757           135,454,588
=======================================================================================================================

Liabilities
Payable for investment purchased                                     3,148,608        12,867,496            16,016,104
Accrued expenses                                                                                                     0
Income Distribution Payable                                             41,900                                  41,900
Payable for Trust shares redeemed                                       10,198                                  10,198
Investment advisory fees payable                                         8,996            50,436                59,432
-----------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                    3,209,702        12,917,932            16,127,634
=======================================================================================================================

Net Assets
Capital stock                                                       30,617,027       116,469,378           147,086,405
Undistributed net investment income                                     11,706                 0                11,706
Undistributed net realized gain (loss)                              (3,395,737)      (13,733,153)           (17,128,890)
Net unrealized appreciation/depreciation on investments             (3,011,867)       (7,630,400)
-----------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                    24,221,129        95,105,825           119,326,954
=======================================================================================================================

Total Liabilities & Capital                                         27,430,831       108,023,757           135,454,588
=======================================================================================================================

Capital Shares Outstanding                                          3,437,745         12,280,883            15,408,524
=======================================================================================================================

Net Asset Value Per Share                                                7.05             7.74                      7.74
========================================================================================================================

Statement of Operations
                                                           AAL Equity
                                                             Income           Value          Pro-Forma
                                                            Portfolio        Portfolio        Combined

Investment Income
Dividends                                                      357,496       1,246,269        1,603,373
Interest                                                        15,186          87,470          102,656
Foreign dividend withholding                                      (392)
------------------------------------------------------------------------------------------------------------------------
     Total Investment  Income                                  372,290       1,333,739        1,706,029
========================================================================================================================

Expenses
Advisor fee                                                     84,756         401,162          514,170
Audit and Legal Fees                                            16,133           6,635           11,200 (1)
Custody fees                                                    11,360          29,612            9,285 (2)
Administrative service fees                                     40,168               0           25,075 (3)
Printing and postage                                             2,805           2,334            5,000
Director  fees                                                     450           3,227            2,500
Other expenses                                                     920           1,220            2,000
------------------------------------------------------------------------------------------------------------------------
     Total Expenses Before Reimbursement                       156,592         444,190          569,230
========================================================================================================================

     Less Reimbursement from Advisor                           (71,836)        (43,028)         (55,060)
------------------------------------------------------------------------------------------------------------------------

     Total Net Expenses                                         84,756         401,162          514,170
========================================================================================================================

Net Investment Income                                          287,534         932,577        1,191,859
========================================================================================================================

Average Net Assets                                          18,834,667      66,860,333       85,695,000

Net Expense Ratio                                                0.45%           0.60%            0.60%

Gross Expense Ratio                                              0.83%           0.66%            0.66%

(1) assume $10,000 for audit and tax services and $1,200 for legal
(2) assumes 1/20th of a basis point for custody and 1000 trades at $5
(3) assumes fund accounting fees of $20,000 and $5,175 in pricing fees

Pro Forma Combined Schedule of Investments (a)
As of December 31, 2002
(Unaudited)

                                                                                                                   AAL Equity
Pro Forma Combined                                                                           Value Portfolio      Income Portfolio

                                                                                 Market                Market             Market
 Shares      Common Stocks - 95.7%                                                Value     Shares      Value     Shares   Value
---------------------------------------------------------------------------------------------------------------------------------
Basic Materials - 5.5%
   46,495  Alcoa, Inc.                                                         $  1,059,156   37,095  $  845,024   9,400 $214,132
   14,000  E.I. du Pont de Nemours and Company                                      593,600   11,300     479,120   2,700  114,480
   30,800  Engelhard Corporation                                                    688,380   24,600     549,810   6,200  138,570
   39,340  International Paper Company                                            1,375,721   31,440   1,099,458   7,900  276,263
   10,200  Praxair, Inc.                                                            589,254    8,200     473,714   2,000  115,540
   67,400  United States Steel Corporation                                          884,288   53,800     705,856  13,600  178,432
   25,900  Weyerhaeuser Company                                                   1,274,539   20,700   1,018,647   5,200  255,892
                                                                         ------------------
                                                                                  6,464,938
                                                                         ==================
 Communication Services - 6.2%
   11,600  ALLTEL Corporation                                                       591,600    9,300     474,300   2,300  117,300
   33,426  AT&T Corporation                                                         872,753   26,906     702,516   6,520  170,237
   84,500  AT&T Wireless Services, Inc.*                                            477,425   67,500     381,375  17,000   96,050
   47,140  SBC Communications, Inc.                                               1,277,965   37,640   1,020,420   9,500  257,545
   33,392  Telefonica SA ADR                                                        887,226   26,912     715,052   6,480  172,174
   58,375  Verizon Communications, Inc.                                           2,262,031   46,575   1,804,781  11,800  457,250
   49,300  Vodafone Group plc ADR                                                   893,316   39,700     719,364   9,600  173,952
                                                                         ------------------
                                                                                  7,262,316
                                                                         ==================
 Consumer Discretionary - 10.0%
   27,600  Clear Channel Communications, Inc.*                                    1,029,204   22,000     820,380   5,600  208,824
   17,978  Comcast Corporation *                                                    423,742   14,396     339,314   3,582   84,428
   35,850  Darden Restaurants, Inc.                                                 733,132   28,650     585,892   7,200  147,240
   38,100  Family Dollar Stores, Inc.                                             1,189,101   30,700     958,147   7,400  230,954
   57,490  Fox Entertainment Group, Inc. *                                        1,490,716   46,290   1,200,300  11,200  290,416
    8,200  Gannett Company, Inc.                                                    588,760    6,600     473,880   1,600  114,880
   31,500  Honda Motor Company, Ltd. ADR                                            568,890   25,100     453,306   6,400  115,584
    7,300  Johnson Controls, Inc.                                                   585,241    5,900     473,003   1,400  112,238
   31,295  Lowe's Companies, Inc.                                                 1,173,562   25,195     944,812   6,100  228,750
   32,400  Staples, Inc. *                                                          592,920   26,100     477,630   6,300  115,290
   39,755  Target Corporation                                                     1,192,650   32,055     961,650   7,700  231,000
    3,000  Toyota Motor Corporation                                                 159,000    2,400     127,200     600   31,800
   13,300  Tribune Company                                                          604,618   10,700     486,422   2,600  118,196
   33,400  Viacom, Inc. *                                                         1,361,384   26,700   1,088,292   6,700  273,092
                                                                         ------------------
                                                                                 11,692,920
                                                                         ==================
 Consumer Staples - 7.0%
   36,900  ConAgra Foods, Inc.                                                      922,869   29,500     737,795   7,400  185,074
   45,210  CVS Corporation                                                        1,128,894   36,110     901,667   9,100  227,227
   19,050  General Mills, Inc.                                                      894,397   15,150     711,292   3,900  183,105
   18,945  Kimberly-Clark Corporation                                               899,319   15,145     718,933   3,800  180,386
   22,900  Kraft Foods, Inc.                                                        891,497   18,300     712,419   4,600  179,078
   57,750  Kroger Company *                                                         892,237   46,050     711,472  11,700  180,765
   13,800  Procter & Gamble Company                                               1,185,972   11,000     945,340   2,800  240,632
   30,015  SYSCO Corporation                                                        894,147   23,915     712,428   6,100  181,719
   14,600  Unilever plc Sponsored ADR                                               558,450   11,600     443,700   3,000  114,750
                                                                         ------------------
                                                                                  8,267,782
                                                                         ==================
 Energy - 10.4%
   41,300  Baker Hughes, Inc.                                                     1,329,447   33,000   1,062,270   8,300  267,177
    1,200  BASF AG                                                                   45,864    1,000      38,220     200    7,644
   17,383  ChevronTexaco Corporation                                              1,155,622   13,895     923,740   3,488  231,882
   40,379  ConocoPhillips Corporation                                             1,953,940   32,180   1,557,190   8,199  396,750
   32,010  EOG Resources, Inc.                                                    1,277,839   25,510   1,018,359   6,500  259,480
   76,500  Exxon Mobil Corporation                                                2,672,910   61,000   2,131,340  15,500  541,570
   33,800  Nabors Industries, Ltd.                                                1,192,126   27,000     952,290   6,800  239,836
   36,500  Noble Corporation *                                                    1,282,975   29,100   1,022,865   7,400  260,110
   34,100  Valero Energy Corporation                                              1,259,654   27,200   1,004,768   6,900  254,886
                                                                         ------------------
                                                                                 12,170,377
                                                                         ==================
 Finance - 27.2%
   30,460  ACE, Ltd.                                                                893,696   24,260     711,788   6,200  181,908
   24,100  Allstate Corporation                                                     891,459   19,200     710,208   4,900  181,251
   24,800  American Express Company                                                 876,680   19,800     699,930   5,000  176,750
   29,300  American International Group, Inc.                                     1,695,004   23,400   1,353,690   5,900  341,314
   34,075  Bank of America Corporation                                            2,370,598   27,175   1,890,565   6,900  480,033
   33,045  Bank of New York Company, Inc.                                           791,758   26,345     631,226   6,700  160,532
   24,500  BANK ONE Corporation                                                     895,475   19,500     712,725   5,000  182,750
   84,445  Citigroup, Inc.                                                        2,971,620   67,345   2,369,871  17,100  601,749
   20,300  Comerica, Inc.                                                           877,772   16,200     700,488   4,100  177,284
   57,100  Equity Office Properties Trust                                         1,426,358   45,600   1,139,088  11,500  287,270
   25,875  Federal Home Loan Mortgage Corporation                                 1,527,919   20,675   1,220,859   5,200  307,060
   28,805  Federal National Mortgage Corporation                                  1,853,026   23,005   1,479,912   5,800  373,114
   29,015  Hartford Financial Services Group, Inc.                                1,318,151   23,115   1,050,114   5,900  268,037
   37,400  J.P. Morgan Chase & Company                                              897,600   29,800     715,200   7,600  182,400
   57,400  MBNA Corporation                                                       1,091,748   45,800     871,116  11,600  220,632
   14,800  Merrill Lynch & Company, Inc.                                            561,660   11,800     447,810   3,000  113,850
   49,200  MetLife, Inc.                                                          1,330,368   39,300   1,062,672   9,900  267,696
   14,700  Morgan Stanley and Company                                               586,824   11,700     467,064   3,000  119,760
   53,500  Simon Property Group, Inc.                                             1,822,745   42,700   1,454,789  10,800  367,956
   16,500  St. Paul Companies, Inc.                                                 561,825   13,300     452,865   3,200  108,960
   61,500  U.S. Bancorp                                                           1,305,030   49,100   1,041,902  12,400  263,128
   32,500  Wachovia Corporation                                                   1,184,300   25,900     943,796   6,600  240,504
   25,610  Washington Mutual, Inc.                                                  884,313   20,410     704,757   5,200  179,556
   43,995  Wells Fargo & Company                                                  2,062,046   35,095   1,644,903   8,900  417,143
   15,260  XL Capital, Ltd.                                                       1,178,835   12,160     939,360   3,100  239,475
                                                                         ------------------
                                                                                 31,856,810
                                                                         ==================
 Health Care - 7.5%
   14,400  Anthem, Inc.*                                                            905,760   11,600     729,640   2,800  176,120
   28,700  HCA, Inc.                                                              1,191,050   23,100     958,650   5,600  232,400
   63,500  IVAX Corporation *                                                       770,255   50,700     614,991  12,800  155,264
   27,425  Johnson & Johnson                                                      1,472,997   22,125   1,188,334   5,300  284,663
   39,800  McKesson Corporation                                                   1,075,794   31,800     859,554   8,000  216,240
   15,600  Merck & Company, Inc.                                                    883,116   12,600     713,286   3,000  169,830
   48,500  Pfizer, Inc.                                                           1,482,645   39,100   1,195,287   9,400  287,358
   28,400  Wyeth Corporation                                                      1,062,160   22,700     848,980   5,700  213,180
                                                                         ------------------
                                                                                  8,843,777
                                                                         ==================
 Industrials - 10.4%
   18,400  Boeing Company                                                           607,016   14,700     484,953   3,700  122,063
   13,000  Caterpillar, Inc.                                                        594,360   10,500     480,060   2,500  114,300
   18,400  Emerson Electric Company                                                 935,640   14,700     747,495   3,700  188,145
   10,900  FedEx Corporation                                                        590,998    8,800     477,136   2,100  113,862
   41,190  First Data Corporation                                                 1,458,538   33,190   1,175,258   8,000  283,280
   28,600  Fiserv, Inc. *                                                           970,970   22,800     774,060   5,800  196,910
    7,400  General Dynamics Corporation                                             587,338    6,000     476,220   1,400  111,118
   23,400  General Electric Company                                                 569,790   18,700     455,345   4,700  114,445
   24,880  Honeywell International, Inc.                                            597,120   19,880     477,120   5,000  120,000
    9,300  Illinois Tool Works, Inc.                                                603,198    7,400     479,964   1,900  123,234
   61,500  Masco Corporation                                                      1,294,575   49,100   1,033,555  12,400  261,020
   18,030  Pitney Bowes, Inc.                                                       588,860   14,530     474,550   3,500  114,310
   54,975  Tyco International, Ltd.                                                 938,973   43,875     749,385  11,100  189,588
   15,800  Union Pacific Corporation                                                945,946   12,600     754,362   3,200  191,584
   14,800  United Technologies Corporation                                          916,712   11,800     730,892   3,000  185,820
                                                                         ------------------
                                                                                 12,200,034
                                                                         ==================
 Information Technology - 7.7%
   35,840  Applied Materials, Inc. *                                                466,995   28,640     373,179   7,200   93,816
   42,800  Cisco Systems, Inc. *                                                    560,680   34,200     448,020   8,600  112,660
   24,000  Harris Corporation                                                       631,200   19,200     504,960   4,800  126,240
   68,000  Hewlett-Packard Company                                                1,180,480   54,800     951,328  13,200  229,152
   33,000  Intel Corporation                                                        513,810   26,400     411,048   6,600  102,762
   22,700  International Business Machines Corporation                            1,759,250   18,300   1,418,250   4,400  341,000
   18,100  Intuit, Inc. *                                                           849,252   14,400     675,648   3,700  173,604
   22,100  Microsoft Corporation *                                                1,142,570   17,600     909,920   4,500  232,650
   67,000  Motorola, Inc.                                                           579,550   53,500     462,775  13,500  116,775
   75,080  Oracle Corporation *                                                     810,864   59,980     647,784  15,100  163,080
   34,900  Texas Instruments, Inc.                                                  523,849   27,900     418,779   7,000  105,070
                                                                         ------------------
                                                                                  9,018,500
                                                                         ==================
 Utilities - 3.8%
   21,585  Dominion Resources, Inc.                                               1,185,016   17,385     954,436   4,200  230,580
   19,500  Entergy Corporation                                                      889,005   15,700     715,763   3,800  173,242
   16,800  Exelon Corporation                                                       886,536   13,500     712,395   3,300  174,141
   19,300  FirstEnergy Corporation                                                  636,321   15,400     507,738   3,900  128,583
   14,800  FPL Group, Inc.                                                          889,924   11,900     715,547   2,900  174,377
                                                                         ------------------
                                                                                  4,486,802
                                                                         ==================

           Total Common Stocks
           (cost $122,906,523)                                                  112,264,256
                                                                         ==================

  Principal                                    Interest   Maturity               Principal               Principal
   Amount    Short-Term Investments - 4.3%      Rate       Date    Market Value    Amount  Market Value    Amount    Market Value
---------------------------------------------------------------------------------------------------------------------------------
$ 1,124,540  AAL Money Market Portfolio(b)      1.140%      N/A     1,124,540  $        -            -    1,124,540  $1,124,540

  3,900,000  New York Asset Trust (c)           1.250%    1/2/03    3,899,865   3,900,000    3,899,865            -           -
             Total Short-Term Investments
             (at amortized cost)                                   ----------
                                                                    5,024,405
             (at amortized cost)                                   ==========

             Total Investments
             (cost $127,930,928)                                $ 117,288,661

* Non-income producing security.

(a) The categories of investments are shown as a percentage of total investments.

(b) The interest rate shown reflects the current yield.

(c) The interest rate shown reflects the coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

 See accompanying notes to the pro forma financial statements.

Note:
These notes reflect the proposed merger of the AAL Equity Income Portfolio of AAL Variable Product Series Fund, Inc. (the "AAL
Series Fund") and the Value Portfolio of LB Series Fund, Inc. (the "LB Series Fund"). The Balance Sheet reflects combined investment, other assets and liabilities of the AAL Equity Income Portfolio and the Value Portfolio as of December 31, 2002. The
Statement of Operations reflects the combined income for the year ended December 31, 2002. The expense section includes management fee of 0.60% (the Value Portfolio management fee) and is based on the average net assets for the combined portfolios in 2002. There is a reduction of $11,500 in combined audit and legal fees due savings from the fund merger. The lower custody fees reflect a new custodian contract with lower asset based fees and transaction charges. The administrative service fee reflects the in-sourcing of the fund accounting NAV function and the cost savings is also reflected. The combined printing and postage fees are presented with a slight reduction because of the out-sourcing the typesetting function and the slightly lower typesetting costs. Director fees reflect the new asset allocation because the LB Series Fund has overall higher assets than the AAL Series Fund and should result in a lower allocation of director fees. Other expenses are combined using 2002 combined fund expenses.

ProForma Financial Statements as of December 31, 2002
AAL Money Market Portfolio/Money Market Portfolio

Balance Sheet
                                                                   AAL Money           Money                Pro-Forma
                                                                     Market           Market                 Combined
Assets:
Investments in unaffiliated issuers at cost                        59,390,077       318,649,763           378,039,840
Investments at value                                               59,390,077       318,649,763           378,039,840

Cash                                                                    6,304            43,141                49,445
Dividends and Interest Receivable                                      78,138           312,442               390,580
Receivable for investments sold                                             0                 0                     0
Receivable for trust shares sold                                      618,357                                 618,357
Receivable for forward contracts
----------------------------------------------------------------------------------------------------------------------
 Total Assets                                                      60,092,876       319,005,346           379,098,222
======================================================================================================================

Liabilities
Payable for investment purchased                                            0                 0                     0
Accrued expenses                                                                                                    0
Income Distribution Payable                                                 0                                       0
Payable for Trust shares redeemed                                         517                                     517
Investment advisory fees payable                                       18,171           113,548               131,719
----------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                      18,688           113,548               132,236
======================================================================================================================

Net Assets
Capital stock                                                      60,074,188       318,891,798           378,965,986
Undistributed net investment income                                         0                 0                     0
Undistributed net realized gain (loss)                                      0                 0                     0
Net unrealized appreciation/depreciation on investments                     0                 0
----------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                   60,074,188       318,891,798           378,965,986
======================================================================================================================

Total Liabilities & Capital                                        60,092,876       319,005,346           379,098,222
======================================================================================================================

Capital Shares Outstanding                                         60,074,188       318,891,798           378,965,986
======================================================================================================================

Net Asset Value Per Share                                                1.00              1.00                  1.00
======================================================================================================================

Statement of Operations
                                                              AAL Money           Money
                                                                Market            Market          Pro-Forma
                                                               Portfolio         Portfolio         Combined

Investment Income
Dividends                                                              0                               (392)
Interest                                                       1,009,801        6,843,633         7,853,434
Foreign dividend withholding                                           0
-----------------------------------------------------------------------------------------------------------------------------
     Total Investment  Income                                  1,009,801        6,843,633         7,853,042
=============================================================================================================================

Expenses
Advisor fee                                                      200,860        1,445,375         1,674,929
Audit and Legal Fees                                              15,133            9,585            13,200 (1)
Custody fees                                                       8,020          101,418            25,937 (2)
Administrative service fees                                       41,863                0            35,075 (3)
Printing and postage                                              13,457            8,165            17,500
Director  fees                                                     1,361            5,726             5,000
Other expenses                                                       971            6,597             6,500
-----------------------------------------------------------------------------------------------------------------------------
     Total Expenses Before Reimbursement                         281,665        1,576,866         1,778,141
=============================================================================================================================

     Less Reimbursement from Advisor                             (80,805)         (43,028)         (103,212)
-----------------------------------------------------------------------------------------------------------------------------

     Total Net Expenses                                          200,860        1,533,838         1,674,929
=============================================================================================================================

Net Investment Income                                            808,941        5,309,795         6,178,113
=============================================================================================================================

Average Net Assets                                            57,388,571      361,343,750       418,732,321

Net Expense Ratio                                                  0.35%            0.40%             0.40%

Gross Expense Ratio                                                0.49%            0.44%             0.42%

(1) assume $12,000 for audit and tax services and $1,200 for legal
(2) assumes 1/20th of a basis point for custody and 1000 trades at $5
(3) assumes fund accounting fees of $30,000 and $5,175 in pricing fees

Pro Forma Combined Schedule of Investments (a)
As of December 31, 2002
(Unaudited)

Pro Forma Combined                                                                   LB Money                 AAL Money Market
                                                                                   Market Portfolio              Portfolio

Principal   Short-term                        Interest   Maturity      Market     Principal    Market        Principal    Market
Amount      Investments - 100.0%                Rate(b)   Date(b)      Value        Amount     Value           Amount     Value
-----------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities - 1.8%
  $7,000,000 GOVCO, Inc.                            1.330%   3/7/03   $6,983,190   $7,000,000 $6,983,190     $        - $          -
                                                  -----------------------------
                                                                      6,983,190
                                                  =============================
Capital Goods - 3.7%
   7,000,000 Thunder Bay Funding, Inc.               1.370  1/15/03    6,996,271    7,000,000  6,996,271              -            -
   7,000,000 Thunder Bay Funding, Inc.               1.330   2/6/03    6,990,690    7,000,000  6,990,690              -            -
                                                  -----------------------------
                                                                      13,986,961
                                                  =============================
Certificates of Deposit - 6.3%
   8,000,000 Abbey National Treasury
             North America                           1.910 10/22/03    8,000,000    7,000,000  7,000,000      1,000,000    1,000,000
   1,000,000 Canadian Imperial Bank NY               1.520  2/18/03    1,000,245            -          -      1,000,000    1,000,245
   2,000,000 Canadian Imperial Bank of
             Commerce, NY                            1.710  2/18/03    2,000,489    2,000,000  2,000,489              -            -
   7,000,000 Canadian Imperial Bank of
             Commerce, NY                            2.500   3/4/03    7,000,000    7,000,000  7,000,000              -            -
   5,000,000 Citibank                                1.320  3/12/03    5,000,000    4,500,000  4,500,000        500,000      500,000
   1,000,000 Toronto Dominion Bank                   1.860  8/27/03    1,000,098            -          -      1,000,000    1,000,098
                                                  -----------------------------
                                                                     24,000,832
                                                  =============================
Commercial Paper - 76.8%
   8,000,000 Aegon Funding                           1.330  2/19/03    7,985,546    7,000,000  6,987,328      1,000,000      998,218
   4,700,000 Aegon Funding                           1.340  2/25/03    4,690,378    3,700,000  3,692,425      1,000,000      997,953
   8,000,000 Alcon Capital Corporation               1.310  1/31/03    7,991,266    7,000,000  6,992,358      1,000,000      998,908
   8,000,000 Alcon Capital Corporation               1.330  2/12/03    7,987,586    7,000,000  6,989,138      1,000,000      998,448
   7,500,000 American Express Credit
             Corporation                             1.340  2/10/03    7,488,834    7,000,000  6,989,578        500,000      499,256
   1,000,000 American Family Financial
             Services, Inc.                          1.650  2/18/03      997,800            -          -      1,000,000      997,800
   2,200,000 American Family Financial
             Services, Inc.                          1.780  3/14/03    2,192,168    1,700,000  1,693,948        500,000      498,220
   6,500,000 American General Finance
             Corporation                             1.310  2/27/03    6,486,518    6,000,000  5,987,555        500,000      498,963
   7,000,000 American Honda Finance
             Corporation                             1.320  1/22/03    6,994,610    7,000,000  6,994,610              -            -
   4,000,000 American Honda Finance
             Corporation                             1.320  1/30/03    3,995,747    3,000,000  2,996,810      1,000,000      998,937
   8,000,000 Barclays Bank plc                       1.710  1/28/03    7,989,740    7,000,000  6,991,022      1,000,000      998,718
   1,000,000 Canadian Wheat Board                    1.630  2/12/03      998,099            -          -      1,000,000      998,099
   1,000,000 Cargill Global Funding plc              1.660   2/3/03      998,478            -          -      1,000,000      998,478
   6,500,000 Cargill, Inc.                           1.320  2/19/03    6,488,321    5,500,000  5,490,118      1,000,000      998,203
   8,000,000 Citicorp                                1.330  2/14/03    7,986,995    7,000,000  6,988,621      1,000,000      998,374
   1,000,000 Coca-Cola Company                       1.650  1/24/03      998,946            -          -      1,000,000      998,946
   1,350,000 Corporate Receivables
             Corporation                             1.370   2/4/03    1,348,253    1,350,000  1,348,253              -            -
   7,000,000 Edison Asset Securitization,
             LLC                                     1.660  3/13/03    6,977,083    7,000,000  6,977,083              -            -
   8,000,000 Falcon Asset Securitization
             Corporation                             1.330  1/15/03    7,995,862    7,000,000  6,996,379      1,000,000      999,483
   2,617,000 Federal Home Loan Mortgage
             Corporation                             1.630  9/11/03    2,587,022    1,617,000  1,598,477      1,000,000      988,545
   8,000,000 First Data Corporation                  1.380   1/6/03    7,998,466    7,000,000  6,998,658      1,000,000      999,808
   8,000,000 GE Capital Corporation                  1.340   2/5/03    7,989,578    7,000,000  6,990,881      1,000,000      998,697
   1,000,000 General Dynamics Corporation            1.320  1/22/03      999,230            -          -      1,000,000      999,230
   1,300,000 GlaxoSmithKline Finance plc             1.350  1/29/03    1,298,635            -          -      1,300,000    1,298,635
   1,000,000 Goldman Sachs Group, Inc.               1.380   1/9/03      999,693            -          -      1,000,000      999,693
   8,000,000 GOVCO, Inc.                             1.340  2/26/03    7,983,325    7,000,000  6,985,409      1,000,000      997,916
   1,000,000 GOVCO, Inc.                             1.330   3/7/03      997,599            -          -      1,000,000      997,599
   3,800,000 JMG Funding, LP                         1.450   1/2/03    3,799,847    3,800,000  3,799,847              -            -
   2,700,000 Koch Industries, Inc.                   1.190   1/2/03    2,699,911            -          -      2,700,000    2,699,911
   6,400,000 Montauk Funding Corporation             1.360  2/13/03    6,389,604    5,400,000  5,391,228      1,000,000      998,376
   8,000,000 Montauk Funding Corporation             1.350   3/3/03    7,981,701    7,000,000  6,983,988      1,000,000      997,713
   1,000,000 Morgan Stanley Dean Witter              1.450   1/2/03      999,960            -          -      1,000,000      999,960
   1,000,000 Northwestern University                 1.690   2/6/03      998,310            -          -      1,000,000      998,310
   1,000,000 Northwestern University                 1.530   4/8/03      995,878            -          -      1,000,000      995,878
   3,000,000 Northwestern University                 1.340  4/17/03    2,988,163    3,000,000  2,988,163              -            -
   6,405,000 Old Line Funding Corporation            1.770   2/4/03    6,394,294    5,405,000  5,395,965      1,000,000      998,329
   8,000,000 Park Avenue Receivables
             Corporation                             1.350  1/21/03    7,994,000    7,000,000  6,994,750      1,000,000      999,250
   7,000,000 Pfizer, Inc.                            1.650  1/28/03    6,991,338    7,000,000  6,991,338              -            -
   8,000,000 Pfizer, Inc.                            1.310  2/14/03    7,987,191    7,000,000  6,988,792      1,000,000      998,399
   8,000,000 Preferred Receivables Funding           1.360  1/28/03    7,991,840    7,000,000  6,992,860      1,000,000      998,980
   8,000,000 Procter & Gamble Company                1.720   8/7/03    7,916,705    7,000,000  6,927,091      1,000,000      989,614
   1,000,000 River Fuel Trust No. 2                  1.370  1/13/03      999,544            -          -      1,000,000      999,544
   4,950,000 River Fuel Trust No. 4                  1.370  1/13/03    4,947,740    4,950,000  4,947,740              -            -
   8,000,000 SBC International, Inc.                 1.320  1/17/03    7,995,306    7,000,000  6,995,893      1,000,000      999,413
   7,000,000 SBC International, Inc.                 1.340  1/24/03    6,994,003    6,000,000  5,994,863      1,000,000      999,140
   8,000,000 Sheffield Receivables
             Corporation                             1.360  1/17/03    7,995,165    7,000,000  6,995,769      1,000,000      999,396
     310,000 Sheffield Receivables
             Corporation                             1.400  1/29/03      309,662            -          -        310,000      309,662
   8,000,000 Shell Finance (UK) plc                  1.210   1/2/03    7,999,731    8,000,000  7,999,731              -            -
   7,000,000 Shell Finance (UK) plc                  1.750  4/21/03    6,962,570    6,000,000  5,967,917      1,000,000      994,653
   1,000,000 Stanford University                     1.300   2/6/03      998,700            -          -      1,000,000      998,700
   7,500,000 Stanford University                     1.390   6/2/03    7,455,984    7,000,000  6,958,918        500,000      497,066
   8,000,000 Starfish Global Funding, LLC            1.400  1/10/03    7,997,200    7,000,000  6,997,550      1,000,000      999,650
   8,000,000 Starfish Global Funding, LLC            1.350  1/23/03    7,993,400    7,000,000  6,994,225      1,000,000      999,175
   1,000,000 Thunder Bay Funding, Inc.               1.370  1/15/03      999,467            -          -      1,000,000      999,467
   1,000,000 Thunder Bay Funding, Inc.               1.330   2/6/03      998,670            -          -      1,000,000      998,670
     450,000 Toyota Motor Credit Corporation         1.310  1/10/03      449,853            -          -        450,000      449,853
     590,000 Toyota Motor Credit Corporation         1.350  1/29/03      589,380            -          -        590,000      589,380
   6,008,000 Triple A-1 Funding Corporation          1.370  1/29/03    6,001,598    6,008,000  6,001,598              -            -
     871,000 Tulip Funding Corporation               1.300  1/28/03      870,151            -          -        871,000      870,151
  10,000,000 UBS Finance Corporation                 1.200   1/2/03    9,999,667    7,300,000  7,299,757      2,700,000    2,699,910
                                                  -----------------------------
                                                                     290,132,311
                                                  =============================
Consumer Non-Cyclical - 3.0%
   4,000,000 Cargill Global Funding plc              1.700  1/17/03    3,996,978    4,000,000  3,996,978              -            -
   7,000,000 Cargill Global Funding plc              1.660   2/3/03    6,989,348    7,000,000  6,989,348              -            -
                                                  -----------------------------
                                                                      10,986,326
                                                  =============================
Finance - 2.9%
   5,600,000 AIG Sun America Global
             Finance                                 7.400   5/5/03    5,705,411    4,600,000  4,686,678      1,000,000    1,018,733
   5,400,000 American Honda Finance
             Corporation                             1.740  7/11/03    5,400,000    4,400,000  4,400,000      1,000,000    1,000,000
                                                  -----------------------------
                                                                      11,105,411
                                                  =============================
Municipal Bonds - 0.6%
   2,300,000 Illinois Student
             Assistance Commission (c)               1.500   1/2/03    2,300,000    2,300,000  2,300,000              -            -
                                                  -----------------------------
                                                                       2,300,000
                                                  =============================
U.S. Government - 4.9%
   1,000,000 Federal Farm Credit Bank                5.150   1/7/03    1,000,553            -          -      1,000,000    1,000,553
  10,000,000 Federal Home Loan Bank                  1.273  1/17/03    9,999,860   10,000,000  9,999,860              -            -
   3,518,000 Federal Home Loan Bank                  1.630   9/4/03    3,478,815    3,518,000  3,478,815              -            -
   1,000,000 Federal Home Loan
             Mortgage Corporation                    7.375  5/15/03    1,020,849            -          -      1,000,000    1,020,849
   1,000,000 Federal Home Loan
             Mortgage Corporation                    3.500  9/15/03    1,013,922            -          -      1,000,000    1,013,922
   2,000,000 Federal National
             Mortgage Association                    4.000  8/15/03    2,030,810    2,000,000  2,030,810              -            -
                                                  -----------------------------
                                                                      18,544,809
                                                  =============================

                             Total Investments
                               (at amortized cost)                $ 378,039,840

(a) The categories of investments are shown as a percentage of total investments.
(b) The interest rate shown reflects the coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
(c) Denotes variable rate obligations for which the next scheduled interest rate reset dates are shown.

     See accompanying notes to the pro forma financial statements.

Note:
These notes reflect the proposed merger of the AAL Money Market Portfolio of AAL Variable Product Series Fund, Inc. (the "AAL Series
Fund") and the Money Market Portfolio of LB Series Fund, Inc. (the "LB Series Fund"). The Balance Sheet reflects combined investment, other assets and liabilities of the AAL Money Market Portfolio and the Money Market Portfolio as of December 31, 2002.
The Statement of Operations reflects the combined income for the year ended December 31, 2002. The expense section includes management fee of 0.40% (the Money Market management fee) and is based on the average net assets for the combined portfolios in
2002. There is a reduction of $11,500 in combined audit and legal fees due savings from the fund merger. The lower custody fees reflect a new custodian contract with lower asset based fees and transaction charges. The administrative service fee reflects the in-sourcing of the fund accounting NAV function and the cost savings is also reflected. The combined printing and postage fees are presented with a slight reduction because of the out-sourcing the typesetting function and the slightly lower typesetting costs.
Director fees reflect the new asset allocation because the LB Series Fund has overall higher assets than the AAL Series Fund and should result in a lower allocation of director fees. Other expenses are combined using 2002 combined fund expenses.

                                                      PART C - OTHER INFORMATION

Item 15.  Indemnification.

Reference is hereby made to Section 4.01 of Registrant's First Amended and Restated Bylaws, included as an exhibit to Post-effective
Amendment No. 25 to the Registration Statement on Form N-1A previously filed via EDGAR on April 20, 2001, and incorporated by reference herein, which mandates indemnification by Registrant of its directors, officers and certain others under certain conditions.  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment
Company Act of 1940.

Item 16.   Exhibits.

(1)        Articles of Incorporation  (a)

(2)        Bylaws  (b)

(3)        Not applicable

(4)        Form of Agreement and Plan of Reorganization  (c)

(5)        See (1) above

(6)        Form of Investment Advisory Agreement (d)

(7)        Not applicable

(8)        Not applicable

(9)(a)     Custodian Contract between the Registrant and State Street Bank and Trust Company  (a)

(9)(b)     Amendment to Custodian Contract dated February 1, 1989 (e)

(9)(c)     Amendment to Custodian Contract dated January 11, 1990  (e)

(9)(d)     Restated Amendment to Custodian Contract dated October 6, 2000 (b)

(10)       Not applicable

(11)       Opinion and consent of counsel as to the legality of the securities being registered (g)

(12)       Opinion and consent of counsel as to tax matters and consequences to shareholders (c)

(13)       Not applicable

(14)       Consent of Independent Accountants (g)

(15)       Not applicable

(16)       Powers of Attorney for Herbert F. Eggerding, Jr., Noel K. Estenson, Jodi L. Harpstead, and Connie M. Levi (f)

           Power of Attorney for Pamela J. Moret (d)

           Powers of Attorney for Charles D. Gariboldi and John O. Gilbert (c)

(17)       Form of Voting Instruction Form (g)

-----------------
(a)   Incorporated by reference from Post-effective Amendment No. 22 to the registration statement of LB Series Fund, Inc., file
      no. 033-03677, filed April 27, 1998.
(b)   Incorporated by reference from Post-effective Amendment No. 25 to the registration statement of LB Series Fund, Inc., file
      no. 033-03677, filed April 20, 2001.
(c)   Incorporated by reference from the initial registration statement of LB Series Fund, Inc. on Form N-14, file no.
      333-102519 , filed January 15, 2003.
(d)   Incorporated by reference from Post-effective Amendment No. 27 to the registration statement of LB Series Fund, Inc., file
      no. 033-03677, filed April 30, 2002.
(e)   Incorporated by reference from Post-effective Amendment No. 14 to the registration statement of LB Series Fund, Inc., file
      no. 033-03677, filed November 1, 1995.
(f)   Incorporated by reference from Post-effective Amendment No. 23 to the registration statement of LB Series Fund, Inc., file
      no. 033-03677, filed February 25, 1999.
(g)   Filed herewith.

Item 17.  Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the
reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective
amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                              SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of
Minneapolis, and the State of Minnesota on the 25th day of February, 2003.

                                                                                   LB SERIES FUND, INC.

                                                                                   By: /s/ John C. Bjork
                                                                                   ---------------------------------------------
                                                                                       John C. Bjork, Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following  persons in the capacities and on the date indicated.

Signature                                                     Title
---------                                                     -----

*
-----------------------------                                 President
Pamela J. Moret

*
-----------------------------                                 Treasurer and Principal Accounting Officer
Charles D. Gariboldi

*
-----------------------------                                 Director
John O. Gilbert

*
-----------------------------                                 Director
Herbert F. Eggerding, Jr.

*
-----------------------------                                 Director
Noel K. Estenson

*
-----------------------------                                 Director
Jodi L. Harpstead

*
-----------------------------                                 Director
Connie M. Levi

Dated:  February 25, 2003                                 *By: /s/ John C. Bjork
                                                          ------------------------------------------
                                                            John C. Bjork,
                                                            Attorney-in-Fact under Powers of Attorney  filed with
                                                            Post-effective Amendment No. 23 to the registration
                                                            statement of LB Series Fund, Inc., file no. 033-03677, on
                                                            February 25, 1999; Power of Attorney  filed with
                                                            Post-effective Amendment No. 27 to the registration
                                                            statement of LB Series Fund, Inc., file no. 033-03677, on
                                                            April 30, 2002; and Powers of Attorney filed with the
                                                            initial registration statement of LB Series Fund, Inc. on
                                                            Form N-14, file no. 333-102519, on January 15, 2003

                                      Exhibit Index

11.        Opinion and consent of counsel as to the legality of the securities being registered

14.        Consent of Independent Accountants

17.        Form of Voting Instruction Form